UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
August 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Multi-Manager Alternative Strategies Fund
Institutional Class / CZAMX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Multi-Manager Alternative Strategies Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 128	1.28%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Strategy
| The Fund’s unconstrained fixed income strategies performed well relative to the Fund’s benchmark, by keeping interest rate exposure low, while focusing risk more on the credit markets.
Credit allocations
| Positive contributions to the Fund’s performance were driven by exposure to a range of fixed income credit sectors. These included investment grade and high yield corporate bonds, non-agency mortgage-backed securities, and commercial mortgage-backed securities.
Currency
| Positive contributions also came from currency positioning. The Fund took advantage of the fall in the US dollar by having exposure to the euro. After falling initially, the euro has since rallied for most of the year. Some modest exposures to emerging market currencies also helped generate positive relative returns over the course of the year.
Top Performance Detractors
Strategy

I

The Fund’s managed futures strategies, which are quantitative and primarily employ a trend following approach, drove relative underperformance during the one-year period. The market environment was not conducive to managed futures strategies due to the lack of sustained trends, as well as the prevalence of abrupt, sharp reversals across markets. Trend reversals around October 2024, driven by changes in momentum in the U.S. presidential race, and around April 2025, due to tariff announcements, were particularly challenging to navigate.
Asset classes
| The Fund’s managed futures strategies incurred losses across all major asset classes. Equity and fixed income were the largest detractors. In equities, long positioning across global indices at the start of April accounted for a large portion of the losses as tariff announcements sent risk assets lower. In fixed income, long positioning in U.S. government bonds drove losses in October as the resurgence of the Republican party in the U.S. presidential election polls drove yields higher.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	0.24	2.44	1.62
FTSE Three-Month U.S. Treasury Bill Index	4.69	3.03	2.09
Bloomberg Global Aggregate Index	3.47	(1.76)	1.13
(a)
The returns shown for periods prior to January 3, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 501,955,424
Total number of portfolio holdings	1,604
Management services fees (represents 1.10% of Fund average net assets)	$ 5,267,106
Portfolio turnover for the reporting period	126%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	7.8%
Equity Risk	14.9%
Foreign Exchange Risk	49.3%
Interest Rate Risk	43.8%
Short
Commodity-Related Investment Risk	5.6%
Equity Risk	0.1%
Foreign Exchange Risk	33.8%
Interest Rate Risk	36.2%
Asset Categories
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
MidOcean Credit Fund
Management
, L.P. (MidOcean) is expected to begin serving as subadviser to a portion of the Fund’s portfolio in the fourth quarter of 2025.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning
of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Multi-Manager Alternative Strategies Fund | Institutional Class

|

ASR100_08_(10/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Audit fees (a)	53,565	52,005	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	22,159	13,795	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Multi-Manager Alternative Strategies Fund
Annual Financial Statements and Additional Information
August 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Alternative Strategies Fund | 2025

Consolidated Portfolio of Investments
August 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-ARRR Class BR3
3-month Term SOFR + 1.700% Floor 1.700% 10/17/2034	6.022%	525,000	525,000
AIMCO CLO(a),(c)
Subordinated Series 2017-AA Class SUB
04/20/2034	0.000%	900,000	508,062
AIMCO CLO Ltd.(a),(b)
Series 2024-10A Class BRR
3-month Term SOFR + 1.750% Floor 1.750% 07/22/2037	6.082%	450,000	451,403
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	388,000	377,285
Allegro CLO Ltd.(a),(b)
Series 2016 Class C
3-month Term SOFR + 2.700% Floor 2.700% 04/25/2037	7.019%	550,000	553,472
Series 2024-2A Class B1
3-month Term SOFR + 1.900% Floor 1.900% 07/24/2037	6.219%	500,000	501,725
ALLO Issuer LLC(a)
Series 2023-1A Class C
06/20/2053	12.180%	163,000	174,946
Series 2024-1A Class C
07/20/2054	11.190%	342,200	372,242
Series 2025-1A Class C
04/20/2055	8.100%	425,000	434,080
AMMC CLO Ltd.(a),(b)
Series 2016-18A Class BR
3-month Term SOFR + 1.862% 05/26/2031	6.084%	467,331	468,483
AutoNation Finance Trust(a)
Subordinated Series 202 Class C
12/10/2030	5.190%	105,000	107,003
Subordinated Series 2025-1A Class D
09/10/2032	5.630%	65,000	66,188
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2021-2A Class D
02/20/2028	4.080%	355,000	344,504
Series 2024-2A Class D
10/20/2028	7.430%	365,000	370,649
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund VII(a),(b)
Series 2024-EDU1 Class E
30-day Average SOFR + 3.500% 06/25/2047	7.848%	426,359	432,922
Bear Mountain Park CLO Ltd.(a),(b)
Series 2022-1A Class BR
3-month Term SOFR + 1.750% Floor 1.750% 07/15/2037	6.068%	500,000	501,738
BlueMountain CLO Ltd.(a),(b)
Series 2016-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 11/15/2030	6.173%	525,000	525,790
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A2
3-month Term SOFR + 1.862% Floor 1.600% 10/20/2030	6.187%	500,000	500,778
Carvana Auto Receivables Trust(a),(d)
Series 2023-N3 Class R
09/10/2030	0.000%	2,000	298,261
CIFC Funding Ltd.(a),(b)
Series 2023-2A Class B
3-month Term SOFR + 2.600% Floor 2.600% 01/21/2037	6.926%	450,000	452,262
Cloud Capital Holdco LP(a)
Series 2024-1A Class A2
11/22/2049	5.781%	270,000	275,858
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month Term SOFR + 1.864% Floor 1.750%, Cap 15.000% 09/01/2033	6.145%	147,690	147,697
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(a)
Series 2025-1A Class C
05/20/2055	9.408%	420,000	440,827
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	230,000	229,608
DB Master Finance LLC(a)
Series 2019-1A Class A2II
05/20/2049	4.021%	178,600	177,851
Domino’s Pizza Master Issuer LLC(a),(e)
Series 2025-1A Class A2II
07/25/2055	5.217%	120,000	120,562
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elmwood CLO Ltd.(a),(b)
Series 2024-6A Class B
3-month Term SOFR + 1.750% Floor 1.750% 07/17/2037	6.072%	500,000	501,866
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%	430,000	418,408
Hertz Vehicle Financing III LLC(a)
Subordinated Series 2023-1A Class C
06/25/2027	6.910%	650,000	655,289
Higley Park CLO Ltd.(a),(c),(f)
Subordinated Series 2025-1A Class SUB
07/24/2038	0.000%	450,000	405,000
Hotwire Funding LLC(a)
Series 2024-1A Class A2
06/20/2054	5.893%	235,000	239,261
Huntington Bank Auto Credit-Linked Notes(a),(b)
Subordinated Series 2024-2 Class C
30-day Average SOFR + 2.600% 10/20/2032	6.945%	324,805	326,065
Invesco US CLO Ltd.(a),(c)
Series 2024-4 Class Y
01/15/2038	0.000%	600,000	13,942
Subordinated Series 2024-4
01/15/2038	3.000%	600,000	468,569
J.G. Wentworth XXXVII LLC(a)
Subordinated Series 2016-1A Class B
06/17/2069	5.190%	536,430	498,281
Jersey Mike’s Funding LLC(a)
Series 2024-1 Class A2
02/15/2055	5.636%	353,225	363,003
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	89,953	89,091
LCM Ltd.(a),(b)
Series 37A Class CR
3-month Term SOFR + 1.900% Floor 1.900% 04/15/2034	6.218%	525,000	523,994
Magnetite Xlii Ltd.(a)
Series 2024-42A Class
01/25/2038	3.000%	450,000	354,717
MetroNet Infrastructure Issuer LLC(a)
Series 2025-2 Class B
08/20/2055	5.590%	335,000	337,978
OCCU Auto Receivables Trust(a)
Series 2022-1 Class A3
10/15/2027	5.500%	76,508	76,616
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OCP CLO Ltd.(a),(c)
Subordinated Series 2015-9A
01/15/2037	0.000%	1,100,000	453,314
Palmer Square CLO Ltd.(a),(b)
Series 2015-1A Class BR5
3-month Term SOFR + 1.900% Floor 1.900% 05/21/2034	6.115%	510,000	511,517
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2021-1A Class A2
3-month Term SOFR + 2.012% Floor 1.750% 01/20/2034	6.337%	250,000	250,000
Park Avenue Institutional Advisers CLO Ltd.(a),(b),(e)
Series 2021-1A Class CR
3-month Term SOFR + 3.150% Floor 3.150% 01/20/2034	4.196%	450,000	450,000
Rad CLO Ltd.(a),(b)
Series 2023-22A Class D
3-month Term SOFR + 5.000% Floor 5.000% 01/20/2037	9.326%	250,000	252,034
Series 2024-7A Class B1R
3-month Term SOFR + 1.900% Floor 1.900% 04/17/2036	6.222%	500,000	500,497
Rockford Tower CLO Ltd.(a),(b)
Series 2017-3A Class B
3-month Term SOFR + 1.732% Floor 1.470% 10/20/2030	6.057%	450,000	450,474
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	6.237%	448,279	449,018
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	5.802%	740,000	749,903
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	6.252%	110,093	110,355
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	6.452%	500,000	500,328
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-1 Class A3
30-day Average SOFR + 1.064% Floor 0.950% 09/25/2028	5.415%	221,586	216,685
Subordinated Series 2004-10 Class B
90-day Average SOFR + 0.632% Floor 0.370% 01/25/2040	4.995%	206,605	178,064
Subordinated Series 2012-7 Class B
30-day Average SOFR + 1.914% Floor 1.800% 09/25/2043	6.265%	550,000	539,290
Switch ABS Issuer LLC(a)
Series 2024-2A Class A2
06/25/2054	5.436%	500,000	503,155
Subordinated Series 2024-2A Class C
06/25/2054	10.033%	370,000	388,818
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	553,125	553,229
Textainer Marine Containers VII Ltd.(a)
Series 2021-2A Class A
04/20/2046	2.230%	506,333	474,951
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	69,798	69,856
Vantage Data Centers LLC(a)
Series 2020-1A Class A2
09/15/2045	1.645%	395,000	395,000
Zayo Issuer LLC(a)
Series 2025-1A Class A2
03/20/2055	5.648%	270,000	275,792
Total Asset-Backed Securities — Non-Agency (Cost $22,733,472)			22,903,556

Commercial Mortgage-Backed Securities - Agency 0.2%

Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(c),(g)
Series 2019-P002 Class X
07/25/2033	1.138%	705,000	38,050
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(g)
CMO Series K057 Class X1
07/25/2026	1.288%	4,529,777	36,998
Series 2018-K732 Class X3
05/25/2046	3.332%	832,532	55
Series K051 Class X3
10/25/2043	1.688%	2,099,984	1,685
Series K060 Class X3
12/25/2044	1.963%	1,349,985	27,435
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series KC07 Class X1
09/25/2026	0.847%	3,233,428	22,145
Series KL05 Class X1HG
12/25/2027	1.368%	2,400,000	59,500
Series KLU3 Class X1
01/25/2031	2.071%	1,555,940	113,478
Series KS06 Class X
08/25/2026	1.075%	2,086,565	5,879
Series Q004 Class XFL
05/25/2044	1.224%	755,733	28,803
Federal National Mortgage Association(c),(g)
Series 2016-M11B Class X2
07/25/2039	3.035%	344,364	4,746
Series 2016-M4 Class X2
01/25/2039	2.724%	250,440	9,305
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	88,113
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(g)
Series K096 Class X3 (FHLMC)
07/25/2029	2.112%	3,390,000	225,359
FREMF Mortgage Trust(a),(b)
Subordinated Series 2019-KF71 Class B
30-day Average SOFR + 2.414% Floor 2.300% 10/25/2029	6.756%	241,274	225,350
Government National Mortgage Association(c),(g)
CMO Series 2014-103 Class IO
05/16/2055	0.187%	999,118	4,926
Series 2012-4 Class IO
05/16/2052	0.000%	1,318,216	13
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,268,318)			891,840

Commercial Mortgage-Backed Securities - Non-Agency(h) 6.9%

1211 Avenue of the Americas Trust(a),(c)
Subordinated Series 2015-1211 Class B
08/10/2035	4.230%	380,000	358,150
225 Liberty Street Trust(a),(c),(g)
Series 2016-225L Class X
02/10/2036	1.030%	5,000,000	281
245 Park Avenue Trust(a)
Series 2017-245P Class A
06/05/2037	3.508%	288,000	281,743
245 Park Avenue Trust(a),(c)
Subordinated Series 2017-245P Class E
06/05/2037	3.779%	550,000	519,175
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2018-PARK Class A
08/10/2038	4.227%	95,000	92,649
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Trust(a),(c)
Subordinated Series 2015-SRCH Class D
08/10/2035	4.957%	450,000	422,993
BFLD Trust(a),(b)
Series 2021-FPM Class A
1-month Term SOFR + 1.714% Floor 1.600% 06/15/2038	6.078%	288,000	288,000
BGME Trust(a),(c)
Series 2021-VR Class C
01/10/2043	3.094%	425,000	324,551
BOCA Commercial Mortgage Trust(a),(b)
Series 2024-BOCA Class A
1-month Term SOFR + 1.921% Floor 1.921% 08/15/2041	6.284%	195,000	195,851
BX Commercial Mortgage Trust(a),(b)
Series 2021-CIP Class A
1-month Term SOFR + 1.035% Floor 0.921% 12/15/2038	5.399%	373,849	373,737
Series 2021-VOLT Class A
1-month Term SOFR + 0.814% Floor 0.700% 09/15/2036	5.178%	372,999	372,436
Series 2024-AIRC Class C
1-month Term SOFR + 2.590% Floor 2.590% 08/15/2039	6.932%	421,288	422,736
Series 2024-XL5 Class A
1-month Term SOFR + 1.392% Floor 1.392% 03/15/2041	5.755%	231,252	231,541
Subordinated CMO Series 2021-VOLT Class F
1-month Term SOFR + 2.514% Floor 2.400% 09/15/2036	6.878%	237,363	236,399
Subordinated Series 2021-SOAR Class E
1-month Term SOFR + 1.914% Floor 1.800% 06/15/2038	6.278%	350,695	350,586
Subordinated Series 2021-VOLT Class E
1-month Term SOFR + 2.114% Floor 2.000% 09/15/2036	6.478%	484,414	482,446
Subordinated Series 2022-LP2 Class C
1-month Term SOFR + 1.560% Floor 1.562% 02/15/2039	5.925%	318,500	318,201
Commercial Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2025-SPOT Class E
1-month Term SOFR + 3.690% Floor 3.690% 04/15/2040	8.053%	474,207	473,911
BX Trust(a),(b)
1-month Term SOFR + 2.090% Floor 2.090% 03/15/2041	6.453%	356,000	356,668
Series 2025-VLT6 Class E
1-month Term SOFR + 3.191% Floor 3.191% 03/15/2042	7.554%	406,000	404,477
Subordinated Series 2021-LBA Class DJV
1-month Term SOFR + 1.714% Floor 1.600% 02/15/2036	6.078%	550,000	547,257
Subordinated Series 2021-LBA Class EJV
1-month Term SOFR + 2.114% Floor 2.000% 02/15/2036	6.478%	240,000	238,803
Subordinated Series 2024-BIO Class D
1-month Term SOFR + 3.639% 02/15/2041	8.002%	463,000	458,435
Subordinated Series 2025-TAIL Class D
1-month Term SOFR + 2.450% Floor 2.450% 06/15/2035	6.792%	315,000	315,097
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	250,000	228,981
Series 2022-CLS Class A
10/13/2027	5.760%	150,000	151,860
BXHPP Trust(a),(b)
Subordinated Series 2021-FILM Class C
1-month Term SOFR + 1.214% Floor 1.100% 08/15/2036	5.578%	600,000	542,553
BXP Trust(a),(c)
Subordinated Series 2017-GM Class D
06/13/2039	3.539%	630,000	603,941
CHI Commercial Mortgage Trust(a),(c)
Series 2025-SFT Class D
04/15/2042	7.569%	560,000	574,653
Citigroup Commercial Mortgage Trust(c),(g)
Series 2016-P3 Class XA
04/15/2049	1.806%	7,692,967	34,467
Citigroup Commercial Mortgage Trust(a),(c)
Series 2023-SMRT Class A
06/10/2028	6.015%	135,000	139,385
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a),(c),(g)
Series 2020-SBX Class X
01/10/2038	0.662%	11,501,000	6,299
Commercial Mortgage Trust(c),(g)
Series 2012-CR4 Class XA
10/15/2045	1.289%	672,393	11,715
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	500,000	495,385
CoreVest American Finance Trust(a),(c),(g)
Series 2019-3 Class XA
10/15/2052	2.153%	25,114	176
Series 2020-1 Class XA
03/15/2050	2.429%	147,731	5,556
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	124,283	117,148
CRSNT Trust(a),(b)
Subordinated Series 2021-MOON Class C
1-month Term SOFR + 1.664% Floor 1.550% 04/15/2036	6.028%	492,000	484,620
CSAIL Commercial Mortgage Trust(c),(g)
Series 2015-C3 Class XA
08/15/2048	0.435%	1,110,236	12
CSMC Trust(a),(c)
Subordinated Series 2021-B33 Class B
10/10/2043	3.766%	423,000	375,264
DBGS Mortgage Trust(a),(b)
Series 2021-W52 Class C
1-month Term SOFR + 1.650% Floor 2.300% 10/15/2036	6.777%	520,000	503,278
DBGS Mortgage Trust(c)
Subordinated Series 2018-C1 Class AM
10/15/2051	4.764%	542,000	527,916
Del Amo Fashion Center Trust(a),(c)
Subordinated Series 2017-AMO Class C
06/05/2035	3.757%	420,000	396,198
DOLP Trust(a),(c)
Subordinated Series 2021-NYC Class D
05/10/2041	3.704%	500,000	434,502
DROP Mortgage Trust(a),(b)
Subordinated Series 2021-FILE Class B
1-month Term SOFR + 1.814% Floor 1.700% 10/15/2043	6.178%	311,000	293,895
Commercial Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ELP Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-ELP Class C
1-month Term SOFR + 1.434% Floor 1.320% 11/15/2038	5.797%	347,108	346,782
Extended Stay America Trust(a),(b)
Series 2021-ESH Class F
1-month Term SOFR + 3.814% Floor 3.700% 07/15/2038	8.178%	425,448	425,443
FirstKey Homes Trust(a)
Series 2020-SFR2 Class A
10/19/2037	1.266%	188,729	187,401
Series 2021-SFR2 Class F2
09/17/2038	3.157%	850,000	818,886
Series 2021-SFR3 Class F2
12/17/2038	3.832%	820,000	802,204
Grace Trust(a)
Subordinated Series 2020-GRCE Class B
12/10/2040	2.600%	500,000	443,812
Great Wolf Trust(a),(b)
Series 2024-WOLF Class B
1-month Term SOFR + 2.091% Floor 2.091% 03/15/2039	6.454%	540,000	542,362
Series 2024-WOLF Class C
1-month Term SOFR + 2.391% Floor 2.391% 03/15/2039	6.754%	360,000	361,800
Series 2024-WOLF Class F
1-month Term SOFR + 4.438% Floor 4.438% 03/15/2039	8.801%	430,000	432,688
GS Mortgage Securities Corp II(a),(c)
Series 2017-375H Class A
09/10/2037	3.591%	460,000	444,788
GS Mortgage Securities Trust
Series 2015-GS1 Class AS
11/10/2048	4.037%	475,000	461,408
Hilton USA Trust(a),(c)
Subordinated Series 2016-HHV Class F
11/05/2038	4.333%	450,000	436,202
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	76,218	74,153
Hudson Yards Mortgage Trust(a),(c)
Series 2019-55HY Class F
12/10/2041	3.041%	85,000	73,018
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ILPT Commercial Mortgage Trust(a),(c)
Series 2025-LPF2 Class E
07/15/2042	8.472%	845,000	871,570
INTOWN Mortgage Trust(a),(b)
Series 2025-STAY Class B
1-month Term SOFR + 1.750% Floor 1.750% 03/15/2042	6.113%	245,000	244,542
Series 2025-STAY Class C
1-month Term SOFR + 2.250% Floor 2.250% 03/15/2042	6.613%	105,000	104,738
JPMBB Commercial Mortgage Securities Trust(c),(g)
Series 2014-C23 Class XA
09/15/2047	0.486%	175,897	5
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	354,294
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2022-NLP Class H
1-month Term SOFR + 5.010% Floor 5.010% 04/15/2037	9.623%	224,544	187,713
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	5.658%	530,000	515,422
Series 2022-BMR2 Class B
1-month Term SOFR + 1.794% Floor 1.794% 05/15/2039	6.157%	605,000	561,429
MHC Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MHC Class B
1-month Term SOFR + 1.215% Floor 1.101% 04/15/2038	5.579%	432,000	432,540
MHC Trust(a),(b)
Series 2021-MHC2 Class E
1-month Term SOFR + 2.064% 05/15/2038	6.428%	600,000	600,937
Morgan Stanley Bank of America Merrill Lynch Trust(c),(g)
Series 2015-C26 Class XA
10/15/2048	0.824%	2,165,771	98
Series 2016-C31 Class XA
11/15/2049	1.396%	1,937,126	15,297
Natixis Commercial Mortgage Securities Trust(a),(c),(g)
Series 2020-2PAC Class XA
12/15/2038	1.540%	745,814	13,788
Series 2020-2PAC Class XB
12/15/2038	1.102%	2,665,000	34,464
Commercial Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Natixis Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.460%		60,000	50,687
NRTH Mortgage Trust(a),(b)
Series 2024-PARK Class A
1-month Term SOFR + 1.641% 03/15/2041	5.983%		362,000	362,013
NYC Commercial Mortgage Trust(a),(b)
Series 2025-3BP Class A
1-month Term SOFR + 1.213% 02/15/2042	5.555%		270,000	269,470
Series 2025-3BP Class D
1-month Term SOFR + 2.441% 02/15/2042	6.783%		425,000	422,238
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class AJ
1-month Term SOFR + 1.364% Floor 1.250% 01/15/2036	5.728%		372,000	357,120
PGA Trust(a),(b)
Subordinated Series 2024-RSR2 Class B
1-month Term SOFR + 2.390% Floor 2.390% 06/15/2039	6.813%		670,000	669,789
Progress Residential Trust(a),(c)
Series 2024-SFR5 Class E2
08/09/2029	3.625%		740,000	681,603
Progress Residential Trust(a)
Subordinated Series 2021-SFR7 Class E2
08/17/2040	2.640%		788,000	747,008
Subordinated Series 2021-SFR9 Class E1
11/17/2040	2.811%		910,000	855,759
Subordinated Series 2024-SFR3 Class D
06/17/2041	3.500%		450,000	424,349
RIDE(a),(c)
Series 2025-SHRE Class D
02/14/2035	6.297%		400,000	406,734
ROCK Trust(a)
Series 2024-CNTR Class E
11/13/2041	8.819%		570,000	601,980
SCOTT Trust(a)
Subordinated Series 2023-SFS Class AS
03/15/2040	6.204%		100,000	101,514
Sequoia Logistics DAC(a),(b)
Series 2025-1A Class E
3-month EURIBOR + 3.800% 02/17/2037	5.927%	EUR	260,000	302,653
SFAVE Commercial Mortgage Securities Trust(a),(c)
Series 2015-5AVE Class A2A
01/05/2043	3.659%		425,000	362,019
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Series 2015-5AVE Class A2B
01/05/2043	4.144%		35,000	30,374
Subordinated Series 2015-5AVE Class C
01/05/2043	4.534%		345,000	277,218
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class B
1-month Term SOFR + 1.350% Floor 1.350% 01/15/2039	5.713%		350,000	348,250
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	6.313%		430,000	427,313
Subordinated Series 2022-MINI Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	7.063%		350,000	346,500
SWCH Commercial Mortgage Trust(a),(b)
Series 2025-DATA Class E
1-month Term SOFR + 3.340% Floor 3.290% 03/15/2042	7.682%		625,000	622,660
Tricon Residential Trust(a)
Subordinated Series 2021-SFR1 Class F
07/17/2038	3.692%		670,000	658,420
UK Logistics DAC(a),(b)
Series 2025-1A Class E
SONIA + 5.500% 05/17/2035	9.470%	GBP	223,109	292,696
VMC Finance LLC(a),(b)
Series 2021-FL4 Class B
1-month Term SOFR + 1.914% Floor 1.800% 06/18/2036	6.278%		285,097	282,279
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2024-SVEN Class D
06/10/2037	6.534%		667,000	679,757
Wells Fargo Commercial Mortgage Trust(c)
Subordinated Series 2018-C47 Class AS
09/15/2061	4.673%		560,000	557,886
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $34,543,415)				34,920,000

Common Stocks 0.0%
Issuer	Shares	Value ($)
Real Estate 0.0%
Real Estate Management & Development 0.0%
China Aoyuan Group Ltd.(i)	30,741	461
Total Real Estate		461
Total Common Stocks (Cost $620)		461

Convertible Bonds(h) 1.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Banking 0.6%
Barclays PLC(j),(k)
	7.625%		408,000	422,682
BNP Paribas SA(a),(j),(k)
	7.375%		500,000	512,948
HSBC Holdings PLC(j),(k)
	6.950%		555,000	568,157
Societe Generale SA(a),(j),(k)
	8.125%		700,000	725,488
UBS Group AG(a),(j),(k)
	7.000%		580,000	590,337
	7.125%		370,000	376,080
Total				3,195,692
Electric 0.5%
CenterPoint Energy, Inc.
08/15/2026	4.250%		430,000	469,990
CenterPoint Energy, Inc.(a)
08/01/2028	3.000%		325,000	326,673
FirstEnergy Corp.(a)
01/15/2031	3.875%		420,000	444,360
Southern Co. (The)
06/15/2027	4.500%		375,000	412,312
Southern Co. (The)(a)
06/15/2028	3.250%		245,000	246,593
TXNM Energy, Inc.
06/01/2054	5.750%		265,000	346,700
Total				2,246,628
Food and Beverage 0.0%
Davide Campari-Milano NV(a)
01/17/2029	2.375%	EUR	100,000	114,721
Lodging 0.1%
Marriott Vacations Worldwide Corp.
12/15/2027	3.250%		335,000	319,428
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Convertible Bonds(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Retailers 0.1%
Burlington Stores, Inc.
12/15/2027	1.250%		235,000	355,015
Technology 0.0%
Worldline SA(a),(d)
07/30/2026	0.000%	EUR	197,938	223,694
Total Convertible Bonds (Cost $5,988,366)				6,455,178

Convertible Preferred Stocks 0.5%
Issuer		Shares	Value ($)
Industrials 0.2%
Aerospace & Defense 0.1%
Boeing Co. (The)	6.000%	4,300	321,038
Trading Companies & Distributors 0.1%
QXO, Inc.	5.500%	13,350	768,799
Total Industrials			1,089,837
Information Technology 0.1%
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co.	7.625%	5,750	363,121
Total Information Technology			363,121
Utilities 0.2%
Electric Utilities 0.2%
Nextera Energy, Inc.	7.234%	20,400	925,404
Total Utilities			925,404
Total Convertible Preferred Stocks (Cost $2,106,266)			2,378,362

Corporate Bonds & Notes(h) 22.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
ABS Other 0.1%
American Tower Trust #1(a)
03/15/2028	5.490%		410,000	416,435
SBA Tower Trust(a)
01/15/2028	6.599%		240,000	246,006
Total				662,441
Aerospace & Defense 0.6%
Airbus SE(a)
06/09/2030	1.625%	EUR	100,000	111,533
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
ATI, Inc.
08/15/2030	7.250%		92,000	96,885
Boeing Co. (The)
05/01/2030	5.150%		600,000	614,894
05/01/2050	5.805%		290,000	278,857
TransDigm, Inc.(a)
12/01/2031	7.125%		730,000	761,388
01/15/2033	6.000%		260,000	262,916
05/31/2033	6.375%		268,000	271,731
01/31/2034	6.250%		115,000	118,006
01/31/2034	6.750%		250,000	258,114
Total				2,774,324
Airlines 0.3%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		151,750	146,053
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%		715,000	719,161
Delta Air Lines Pass-Through Trust
06/10/2028	2.500%		65,785	62,482
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%		345,000	342,735
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		282,213	264,597
United Airlines, Inc.(a)
04/15/2029	4.625%		190,000	187,162
Total				1,722,190
Apartment REIT 0.0%
American Homes 4 Rent LP
04/15/2052	4.300%		210,000	161,667
Invitation Homes Operating Partnership LP
01/15/2034	2.700%		35,000	29,344
Total				191,011
Automotive 0.6%
Allison Transmission. Inc.(a)
01/30/2031	3.750%		100,000	92,234
Ford Motor Co.
02/12/2032	3.250%		1,740,000	1,490,932
Ford Motor Credit Co. LLC
02/16/2028	2.900%		200,000	189,589
10/09/2028	5.625%	GBP	215,000	289,961
General Motors Financial Co., Inc.(j),(k)
	6.500%		200,000	196,907
Subordinated
	5.700%		110,000	107,705
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Volkswagen Financial Services AG(a)
11/19/2031	3.875%	EUR	200,000	237,202
Volkswagen Group of America Finance LLC(a)
03/25/2032	5.650%		60,000	61,437
03/27/2035	5.800%		60,000	61,133
Volkswagen International Finance NV(a),(j),(k)
	7.875%	EUR	200,000	267,654
Total				2,994,754
Banking 2.9%
American Express Co.(j),(k)
	3.550%		85,000	83,002
American Express Co.(k)
07/20/2033	4.918%		170,000	172,084
Bank of America Corp.(j),(k)
	4.375%		80,000	78,258
Bank of America Corp.(k)
02/04/2028	2.551%		110,000	107,404
06/14/2029	2.087%		50,000	47,235
10/24/2031	1.922%		475,000	419,397
03/11/2032	2.651%		135,000	122,648
04/22/2032	2.687%		490,000	444,446
Bank of Montreal(j),(k)
	6.875%		355,000	357,908
Bank of Montreal(k)
11/26/2082	7.325%	CAD	580,000	446,872
Junior Subordinated
11/26/2084	7.300%		785,000	822,712
Bank of Nova Scotia (The)(k)
10/27/2082	8.625%		415,000	440,440
Canadian Imperial Bank of Commerce(k)
10/28/2085	7.000%		445,000	451,793
Citibank NA
05/29/2030	4.914%		240,000	246,381
Citigroup, Inc.(k)
05/01/2032	2.561%		195,000	175,111
ConnectOne Bancorp, Inc.(k)
Subordinated
06/01/2035	8.125%		270,000	272,702
First Citizens BancShares, Inc.(k)
Subordinated
03/12/2040	6.254%		395,000	397,289
First Interstate BancSystem, Inc.(k)
Subordinated
06/15/2035	7.625%		180,000	182,155
Five Star Bancorp(a),(k)
Subordinated
09/01/2032	6.000%		95,000	90,889
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(k)
01/27/2032	1.992%		200,000	175,585
HSBC Holdings PLC(b)
SOFR + 1.570% 05/13/2031	5.910%		580,000	588,412
Independent Bank Group, Inc.(k)
Subordinated
08/15/2034	8.375%		140,000	145,684
JPMorgan Chase & Co.(j),(k)
	3.650%		85,000	83,944
JPMorgan Chase & Co.(k)
04/22/2027	1.578%		285,000	280,089
04/26/2028	4.323%		90,000	90,110
06/01/2029	2.069%		615,000	581,615
10/22/2035	4.946%		120,000	119,338
Morgan Stanley(k)
07/20/2029	5.449%		250,000	258,051
02/13/2032	1.794%		45,000	39,031
Morgan Stanley Private Bank NA(k)
07/06/2028	4.466%		510,000	512,152
PNC Financial Services Group, Inc. (The)(k)
10/20/2034	6.875%		45,000	50,515
Popular, Inc.
03/13/2028	7.250%		215,000	226,154
Provident Financial Services, Inc.(k)
Subordinated
05/15/2034	9.000%		210,000	219,598
Royal Bank of Canada(j),(k)
	4.200%	CAD	800,000	534,852
Royal Bank of Canada(k)
05/02/2084	7.500%		610,000	638,824
11/24/2084	6.350%		515,000	498,493
Santander UK Group Holdings PLC(k)
06/14/2027	1.673%		110,000	107,634
Southside Bancshares, Inc.(k)
Subordinated
08/15/2035	7.000%		365,000	365,089
Toronto-Dominion Bank (The)
09/09/2025	2.667%	CAD	601,000	437,576
Toronto-Dominion Bank (The)(k)
10/31/2082	8.125%		630,000	662,608
US Bancorp(j),(k)
	3.700%		345,000	332,802
Webster Financial Corp.(k)
Subordinated
11/01/2030	3.875%		255,000	252,488
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wells Fargo & Co.(k)
06/02/2028	2.393%		140,000	135,730
07/25/2029	5.574%		1,050,000	1,088,358
01/23/2035	5.499%		5,000	5,156
Wells Fargo & Co.(a),(k)
07/22/2032	3.900%	EUR	205,000	246,964
Western Alliance Ban corp.(k)
Subordinated
06/15/2031	3.000%		490,000	467,471
Total				14,503,049
Brokerage/Asset Managers/Exchanges 0.2%
Jane Street Group/Finance, Inc.(a)
11/01/2032	6.125%		30,000	30,140
05/01/2033	6.750%		105,000	108,640
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%		95,000	91,703
04/30/2031	7.125%		80,000	83,715
OMERS Finance Trust(a)
03/26/2031	4.750%		250,000	259,101
01/28/2035	3.250%	EUR	260,000	302,638
Total				875,937
Building Materials 0.2%
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%		150,000	154,684
03/01/2033	6.750%		189,000	195,799
Stanley Black & Decker, Inc.(k)
03/15/2060	6.707%		870,000	874,729
Total				1,225,212
Cable and Satellite 0.8%
Cable One, Inc.(a)
11/15/2030	4.000%		75,000	61,988
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%		94,000	93,268
03/01/2030	4.750%		15,000	14,429
02/01/2031	4.250%		110,000	101,508
Charter Communications Operating LLC
06/01/2034	6.550%		150,000	159,057
Charter Communications Operating LLC/Capital
02/01/2032	2.300%		20,000	16,932
02/01/2034	6.650%		40,000	42,659
04/01/2048	5.750%		340,000	303,179
07/01/2049	5.125%		690,000	559,875
04/01/2051	3.700%		255,000	164,105
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
01/31/2029	11.750%	307,000	281,755
02/01/2029	6.500%	136,000	107,101
01/15/2030	5.750%	36,000	16,891
12/01/2030	4.625%	55,000	24,138
DISH Network Corp.(a)
11/15/2027	11.750%	127,000	134,330
EchoStar Corp.
11/30/2029	10.750%	68,000	73,201
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	330,000	328,634
07/01/2030	4.125%	635,000	590,717
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	590,000	581,408
08/15/2030	4.500%	200,000	187,699
VZ Secured Financing BV(a)
01/15/2032	5.000%	340,000	301,592
Total			4,144,466
Chemicals 0.2%
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	200,000	141,076
EverArc Escrow Sarl(a)
10/30/2029	5.000%	212,000	207,688
International Flavors & Fragrances, Inc.(a)
11/01/2030	2.300%	455,000	406,721
11/15/2040	3.268%	5,000	3,743
Total			759,228
Construction Machinery 0.1%
United Rentals North America, Inc.
07/15/2030	4.000%	285,000	272,204
02/15/2031	3.875%	475,000	447,834
Total			720,038
Consumer Cyclical Services 0.2%
Match Group, Inc.(a)
08/01/2030	4.125%	150,000	141,300
OT Midco, Inc.(a)
02/15/2030	10.000%	255,000	175,634
Raven Acquisition Holdings LLC(a)
11/15/2031	6.875%	100,000	102,091
Rollins, Inc.
02/24/2035	5.250%	315,000	316,790
Staples, Inc.(a)
09/01/2029	10.750%	45,000	43,168
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Uber Technologies, Inc.
09/15/2034	4.800%		210,000	207,523
Total				986,506
Consumer Products 0.3%
Edgewell Personal Care Co.(a)
06/01/2028	5.500%		94,000	93,593
04/01/2029	4.125%		10,000	9,526
Energizer Holdings, Inc.(a)
12/31/2027	6.500%		150,000	151,435
03/31/2029	4.375%		40,000	38,307
Galderma Finance Europe BV(a)
03/20/2030	3.500%	EUR	370,000	439,549
MajorDrive Holdings IV LLC(a)
06/01/2029	6.375%		85,000	68,732
Opal Bidco SAS(a)
03/31/2032	6.500%		105,000	106,842
Prestige Brands, Inc.(a)
04/01/2031	3.750%		207,000	190,718
Spectrum Brands, Inc.(a)
03/15/2031	3.875%		272,000	217,769
Total				1,316,471
Diversified Manufacturing 0.0%
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/15/2027	0.375%	EUR	100,000	112,158
Vertical US Newco, Inc.(a)
07/15/2027	5.250%		100,000	99,676
Total				211,834
Electric 1.7%
AES Corp. (The)(k)
01/15/2055	7.600%		1,350,000	1,389,180
Alliant Energy Finance LLC(a)
03/01/2032	3.600%		405,000	370,447
Alpha Generation LLC(a)
10/15/2032	6.750%		205,000	211,610
American Electric Power Co., Inc.(k)
12/15/2054	6.950%		670,000	713,111
Black Hills Corp.
05/15/2034	6.150%		360,000	381,275
CMS Energy Corp.(k)
06/01/2055	6.500%		140,000	142,763
Dominion Energy, Inc.(k)
06/01/2054	7.000%		435,000	466,748
02/01/2055	6.875%		335,000	350,583
05/15/2055	6.625%		355,000	364,024
02/15/2056	6.000%		300,000	302,813
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Duke Energy Corp.(k)
09/01/2054	6.450%		90,000	93,206
E.ON SE(a)
11/07/2031	0.625%	EUR	170,000	173,145
Emera, Inc.(k)
Junior Subordinated
06/15/2076	6.750%		700,000	705,505
Eurogrid GmbH(a)
05/15/2032	1.113%	EUR	100,000	101,245
04/21/2033	0.741%	EUR	100,000	95,235
Evergy Missouri West, Inc.(a)
06/01/2034	5.650%		480,000	490,245
Exelon Corp.(k)
03/15/2055	6.500%		525,000	542,693
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		229,000	220,017
Long Ridge Energy LLC(a)
02/15/2032	8.750%		170,000	176,036
NextEra Energy Capital Holdings, Inc.(k)
08/15/2055	6.500%		190,000	199,210
NSTAR Electric Co.
05/15/2027	3.200%		520,000	512,738
Southern Co. (The)
07/01/2026	3.250%		184,000	182,365
Southern Co. (The)(k)
03/15/2055	6.750%		340,000	356,021
Southwestern Electric Power Co.
11/01/2051	3.250%		85,000	54,748
Total				8,594,963
Environmental 0.0%
Waste Pro USA, Inc.(a)
02/01/2033	7.000%		175,000	182,913
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2028	3.000%		250,000	240,466
AerCap Ireland Capital DAC/Global Aviation Trust(k)
03/10/2055	6.950%		330,000	345,371
01/31/2056	6.500%		320,000	328,854
Air Lease Corp.(j),(k)
	4.125%		255,000	249,315
Avolon Holdings Funding Ltd.(a)
11/18/2027	2.528%		399,000	382,613
FirstCash, Inc.(a)
03/01/2032	6.875%		100,000	103,830
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
GGAM Finance Ltd.(a)
02/15/2027	8.000%		260,000	266,902
Total				1,917,351
Food and Beverage 1.2%
Becle SAB de CV(a)
10/14/2031	2.500%		335,000	284,281
Bimbo Bakeries USA, Inc.(a)
01/09/2036	5.375%		440,000	442,301
Darling Ingredients, Inc.(a)
06/15/2030	6.000%		630,000	636,994
JBS SA/Food Co./Finance, Inc.
04/01/2033	5.750%		124,000	128,313
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%		82,000	89,953
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2031	3.750%		390,000	367,396
01/15/2032	3.625%		320,000	295,873
Kraft Heinz Foods Co.
03/15/2033	3.250%	EUR	345,000	391,529
01/26/2039	6.875%		200,000	217,562
06/01/2046	4.375%		620,000	493,290
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%		240,000	266,677
MARB BondCo PLC(a)
01/29/2031	3.950%		400,000	361,055
Mars, Inc.(a)
03/01/2035	5.200%		415,000	418,745
Mondelez International Holdings Netherlands BV(a)
10/01/2031	0.875%	EUR	100,000	102,578
Performance Food Group, Inc.(a)
08/01/2029	4.250%		220,000	213,206
Pilgrim’s Pride Corp.
07/01/2033	6.250%		275,000	290,046
Post Holdings, Inc.(a)
12/15/2029	5.500%		225,000	224,477
09/15/2031	4.500%		65,000	60,623
03/01/2033	6.375%		575,000	582,089
Total				5,866,988
Gaming 0.5%
Caesars Entertainment, Inc.(a)
02/15/2032	6.500%		30,000	30,759
FDJ United(a)
11/21/2033	3.375%	EUR	100,000	114,549
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%		90,000	90,275
06/01/2028	5.750%		80,000	82,315
01/15/2029	5.300%		20,000	20,379
01/15/2031	4.000%		105,000	100,174
Great Canadian Gaming Corp./Raptor LLC(a)
11/15/2029	8.750%		80,000	76,772
Las Vegas Sands Corp.
06/15/2028	5.625%		405,000	414,327
MGM Resorts International
10/15/2028	4.750%		20,000	19,882
04/15/2032	6.500%		65,000	66,660
Penn National Gaming, Inc.(a)
07/01/2029	4.125%		185,000	172,392
VICI Properties LP
05/15/2032	5.125%		395,000	395,982
04/01/2035	5.625%		360,000	364,052
VICI Properties LP/Note Co., Inc.(a)
01/15/2028	4.500%		29,000	28,939
08/15/2030	4.125%		450,000	434,890
Voyager Parent LLC(a)
07/01/2032	9.250%		163,000	172,056
Total				2,584,403
Health Care 1.1%
180 Medical, Inc.(a)
10/15/2029	3.875%		311,000	298,671
American Medical Systems Europe BV
03/08/2031	3.000%	EUR	220,000	256,188
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%		60,000	62,610
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	490,622
CVS Health Corp.
03/25/2038	4.780%		35,000	32,246
03/25/2048	5.050%		185,000	158,836
CVS Health Corp.(k)
03/10/2055	7.000%		305,000	317,862
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	247,569
HCA, Inc.
09/15/2025	7.580%		125,000	125,114
12/01/2027	7.050%		115,000	121,470
09/01/2028	5.625%		100,000	103,146
09/01/2030	3.500%		739,000	704,650
04/01/2034	5.600%		680,000	698,397
Lonza Finance International NV(a)
09/04/2034	3.500%	EUR	105,000	121,647
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
ModivCare, Inc.(a),(l),(m)
10/01/2029	5.000%		390,600	12,206
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%		25,000	24,761
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	340,232
Option Care Health, Inc.(a)
10/31/2029	4.375%		160,000	154,162
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	190,598
Sartorius Finance BV(a)
09/14/2035	4.875%	EUR	100,000	123,845
Star Parent, Inc.(a)
10/01/2030	9.000%		215,000	227,856
Stryker Corp.
02/10/2028	4.700%		510,000	517,838
Thermo Fisher Scientific, Inc.
10/01/2049	1.875%	EUR	120,000	87,708
Total				5,418,234
Healthcare Insurance 0.4%
Centene Corp.
12/15/2029	4.625%		135,000	130,076
02/15/2030	3.375%		470,000	428,909
10/15/2030	3.000%		585,000	517,244
03/01/2031	2.500%		445,000	379,439
Humana, Inc.
05/01/2035	5.550%		170,000	171,624
Molina Healthcare, Inc.(a)
01/15/2033	6.250%		205,000	206,846
Total				1,834,138
Healthcare REIT 0.0%
Healthcare Realty Holdings LP
01/15/2028	3.625%		63,000	61,790
03/15/2031	2.050%		16,000	13,736
Healthcare Trust of America Holdings LP
02/15/2030	3.100%		10,000	9,402
Total				84,928
Independent Energy 1.2%
Aker BP ASA(a)
10/01/2034	5.125%		310,000	300,370
Civitas Resources, Inc.(a)
07/01/2031	8.750%		470,000	483,647
Continental Resources, Inc.(a)
01/15/2031	5.750%		476,000	488,346
04/01/2032	2.875%		888,000	762,563
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Encana Corp.
08/15/2034	6.500%		495,000	521,197
02/01/2038	6.500%		450,000	462,891
EQT Corp.(a)
05/15/2031	3.625%		870,000	813,003
EQT Corp.
02/01/2034	5.750%		175,000	181,234
Occidental Petroleum Corp.
09/01/2030	6.625%		550,000	585,108
01/01/2031	6.125%		285,000	297,966
05/01/2031	7.500%		195,000	217,984
09/15/2036	6.450%		90,000	93,179
Petrorio Luxembourg Sarl(a)
06/09/2026	6.125%		200,000	200,052
Var Energi ASA(a)
05/22/2035	6.500%		340,000	355,251
Total				5,762,791
Integrated Energy 0.3%
Cenovus Energy, Inc.
02/07/2028	3.500%	CAD	215,000	156,464
11/15/2039	6.750%		983,000	1,064,625
06/15/2047	5.400%		310,000	276,749
Total				1,497,838
Leisure 0.3%
Carnival Corp.(a)
01/15/2030	5.750%	EUR	160,000	202,627
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%		89,000	88,258
NCL Corp., Ltd.(a)
02/01/2032	6.750%		380,000	392,080
Royal Caribbean Cruises Ltd.(a)
02/01/2033	6.000%		575,000	589,981
Total				1,272,946
Life Insurance 0.0%
Athene Global Funding(a)
03/08/2027	3.205%		95,000	93,169
08/19/2028	1.985%		10,000	9,365
Total				102,534
Lodging 0.2%
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%		351,000	350,251
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%		165,000	150,537
09/15/2033	5.750%		220,000	221,951
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Travel + Leisure Co.(a)
12/01/2029	4.500%	250,000	242,244
09/01/2033	6.125%	140,000	140,479
Total			1,105,462
Media and Entertainment 0.3%
AMC Networks, Inc.(a)
01/15/2029	10.250%	100,000	104,050
Getty Images, Inc.(a)
02/21/2030	11.250%	105,000	98,240
News Corp.(a)
05/15/2029	3.875%	745,000	718,788
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	125,000	110,805
Sinclair Television Group, Inc.(a)
02/15/2033	8.125%	65,000	66,611
Snap, Inc.(a)
03/01/2033	6.875%	170,000	172,057
03/15/2034	6.875%	100,000	100,248
WarnerMedia Holdings, Inc.
03/15/2042	5.050%	145,000	97,730
03/15/2052	5.141%	103,000	64,311
Total			1,532,840
Metals and Mining 0.6%
Cleveland-Cliffs, Inc.(a)
04/15/2030	6.750%	985,000	995,806
05/01/2033	7.375%	385,000	383,938
Freeport-McMoRan, Inc.
08/01/2030	4.625%	265,000	265,436
03/15/2043	5.450%	1,190,000	1,124,135
Total			2,769,315
Midstream 1.5%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2028	9.375%	238,000	245,635
06/01/2030	9.500%	81,000	84,809
Cheniere Energy Partners LP
03/01/2031	4.000%	515,000	496,476
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	275,000	291,054
Enbridge, Inc.(k)
06/27/2054	7.200%	360,000	374,486
01/15/2084	8.500%	465,000	526,686
Energy Transfer LP(j),(k)
	6.625%	336,000	334,348
	7.125%	420,000	430,752
Energy Transfer LP(k)
05/15/2054	8.000%	485,000	515,830
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ferrellgas LP/Finance Corp.(a)
04/01/2026	5.375%		200,000	197,678
04/01/2029	5.875%		219,000	202,654
Global Partners LP/Finance Corp.
01/15/2029	6.875%		150,000	152,195
Global Partners LP/GLP Finance Corp.(a)
07/01/2033	7.125%		84,000	85,930
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2032	8.375%		105,000	106,707
South Bow Canadian Infrastructure Holdings Ltd.(k)
03/01/2055	7.500%		265,000	279,635
TMS Issuer Sarl(a)
08/23/2032	5.780%		300,000	312,730
TransCanada PipeLines Ltd.
03/01/2034	4.625%		5,000	4,820
TransCanada PipeLines Ltd.(k)
06/01/2065	7.000%		250,000	254,100
Transcanada Trust(k)
Junior Subordinated
03/07/2082	5.600%		455,000	444,465
TransMontaigne Partners LLC(a)
06/15/2030	8.500%		100,000	105,162
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%		196,000	187,926
Venture Global LNG, Inc.(a),(j),(k)
	9.000%		809,000	804,757
Venture Global LNG, Inc.(a)
01/15/2030	7.000%		78,000	80,353
02/01/2032	9.875%		177,000	192,744
Venture Global Plaquemines LNG LLC(a)
01/15/2036	6.750%		290,000	304,438
Western Midstream Operating LP(k)
02/01/2030	4.050%		285,000	276,909
Williams Cos, Inc. (The)
09/30/2035	5.300%		342,000	341,897
Total				7,635,176
Natural Gas 0.2%
KeySpan Gas East Corp.(a)
03/06/2033	5.994%		225,000	235,586
National Gas Transmission PLC(a)
04/05/2030	4.250%	EUR	200,000	245,303
Northwest Natural Holding Co.(k)
09/15/2055	7.000%		415,000	420,372
Sempra(k)
04/01/2055	6.550%		310,000	305,832
Total				1,207,093
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%		272,000	260,202
02/15/2028	5.950%		5,000	4,894
01/15/2030	3.250%		65,000	55,055
Total				320,151
Oil Field Services 0.1%
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%		77,714	79,664
Transocean, Inc.(a)
02/15/2030	8.750%		63,750	67,471
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%		180,000	184,507
Total				331,642
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		101,000	100,443
06/15/2030	9.000%		250,000	238,288
Vonovia SE(a)
09/01/2032	0.750%	EUR	200,000	194,391
Total				533,122
Other Industry 0.2%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%		103,000	102,583
AECOM(a)
08/01/2033	6.000%		432,000	440,011
Albion Financing 1 SARL/Aggreko Holdings, Inc.(a)
05/21/2030	7.000%		73,000	75,423
Grand Canyon University
10/01/2028	5.125%		110,000	107,911
Total				725,928
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%		155,000	139,895
BW Real Estate, Inc.(a),(k)
12/31/2079	9.500%		120,000	122,087
Digital Dutch Finco BV(a)
03/15/2035	3.875%	EUR	220,000	253,899
Extra Space Storage LP
10/15/2031	2.400%		30,000	26,316
Host Hotels & Resorts LP
12/15/2029	3.375%		155,000	147,001
09/15/2030	3.500%		115,000	108,119
06/15/2032	5.700%		305,000	313,410
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Lexington Realty Trust
09/15/2030	2.700%		135,000	122,897
Lineage OP LP(a)
07/15/2030	5.250%		195,000	196,666
Prologis Euro Finance LLC
05/05/2034	4.000%	EUR	125,000	150,145
Total				1,580,435
Other Utility 0.1%
Suez SACA(a)
05/24/2034	2.875%	EUR	100,000	109,424
Yorkshire Water Finance PLC(a)
11/18/2034	6.375%	GBP	155,000	213,025
Total				322,449
Packaging 0.4%
Amcor Flexibles North America, Inc.
03/17/2028	4.800%		315,000	318,422
Amcor Group Finance PLC
05/23/2029	5.450%		190,000	196,634
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		60,000	57,673
08/15/2027	5.250%		206,000	90,644
08/15/2027	5.250%		20,000	8,720
Ball Corp.
03/15/2026	4.875%		86,000	85,892
08/15/2030	2.875%		775,000	700,957
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		24,000	24,002
Berry Global, Inc.
04/15/2028	5.500%		360,000	371,022
01/15/2034	5.650%		120,000	124,735
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%		20,000	20,287
Sealed Air Corp.(a)
04/15/2029	5.000%		175,000	173,706
Total				2,172,694
Paper 0.0%
Clearwater Paper Corp.(a)
08/15/2028	4.750%		100,000	94,672
Graphic Packaging International LLC(a)
07/15/2027	4.750%		93,000	92,226
Total				186,898
Pharmaceuticals 0.4%
1261229 BC Ltd.(a)
04/15/2032	10.000%		200,000	207,947
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Allergan Funding SCS
11/15/2028	2.625%	EUR	100,000	113,525
Bayer US Finance II LLC(a)
12/15/2025	4.250%		100,000	99,817
12/15/2028	4.375%		174,000	173,242
06/25/2038	4.625%		520,000	464,222
07/15/2044	4.400%		86,000	67,293
Bayer US Finance LLC(a)
11/21/2053	6.875%		120,000	126,818
Grifols SA(a)
05/01/2030	7.500%	EUR	296,000	364,940
Kevlar SpA(a)
09/01/2029	6.500%		321,000	315,867
Teva Pharmaceutical Finance Netherlands III BV
12/01/2032	6.000%		172,000	176,830
10/01/2046	4.100%		25,000	18,233
Teva Pharmaceutical Finance Netherlands IV BV
12/01/2030	5.750%		39,000	39,836
Total				2,168,570
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
04/15/2028	6.750%		185,000	188,811
Aon Corp.
05/15/2030	2.800%		230,000	215,692
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	250,000	229,053
Farmers Exchange Capital III(a),(k)
Subordinated
10/15/2054	5.454%		300,000	276,093
Farmers Insurance Exchange(a),(k)
Subordinated
11/01/2057	4.747%		100,000	82,972
Total				992,621
Railroads 0.0%
Pacific National Finance Pty Ltd.
09/24/2029	3.700%	AUD	240,000	146,401
Refining 0.0%
MC Brazil Downstream Trading SARL(a)
06/30/2031	7.250%		200,686	170,895
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%		335,000	326,214
02/15/2029	3.500%		260,000	247,756
BCPE Flavor Debt Merger Sub LLC/Issuer, Inc.(a)
07/01/2032	9.500%		165,000	171,113
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
McDonald’s Corp.(a)
03/07/2035	4.250%	EUR	100,000	121,920
Papa John’s International, Inc.(a)
09/15/2029	3.875%		110,000	105,742
Yum! Brands, Inc.(a)
01/15/2030	4.750%		290,000	287,980
Yum! Brands, Inc.
03/15/2031	3.625%		760,000	707,356
01/31/2032	4.625%		300,000	290,555
Total				2,258,636
Retailers 0.1%
Crocs, Inc.(a)
08/15/2031	4.125%		110,000	98,742
EZCORP, Inc.(a)
04/01/2032	7.375%		175,000	184,648
Magic MergeCo, Inc.(a)
05/01/2028	5.250%		235,000	186,588
05/01/2029	7.875%		51,000	34,832
Rent-A-Center, Inc.(a)
02/15/2029	6.375%		225,000	220,809
Total				725,619
Supranational 0.5%
Asian Development Bank
01/22/2029	3.625%	NOK	3,000,000	295,746
Asian Infrastructure Investment Bank (The)(a)
12/15/2025	0.200%	GBP	245,000	327,455
European Bank for Reconstruction & Development
10/26/2027	6.300%	INR	15,300,000	172,497
Inter-American Development Bank
10/06/2030	7.350%	INR	27,000,000	314,018
International Bank for Reconstruction & Development
03/16/2026	1.250%	NOK	1,410,000	138,116
04/24/2028	6.850%	INR	15,500,000	176,612
04/17/2030	6.500%	INR	24,400,000	274,185
08/08/2034	1.200%	EUR	289,000	293,164
International Development Association(a)
02/17/2027	1.750%	NOK	900,000	86,704
International Finance Corp.
09/10/2025	0.375%	NZD	367,000	216,309
Total				2,294,806
Technology 1.2%
Alphabet, Inc.
05/06/2033	3.000%	EUR	244,000	283,896
Block, Inc.
05/15/2032	6.500%		85,000	88,064
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CACI International, Inc.(a)
06/15/2033	6.375%		215,000	222,117
Cloud Software Group, Inc,(a)
08/15/2033	6.625%		545,000	552,513
Cloud Software Group, Inc.(a)
06/30/2032	8.250%		200,000	213,822
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%		85,000	78,595
CoreWeave, Inc.(a)
06/01/2030	9.250%		640,000	642,188
Dell International LLC/EMC Corp.
04/01/2028	4.750%		315,000	319,273
04/01/2030	5.000%		205,000	209,944
07/15/2046	8.350%		275,000	350,871
Equinix Europe 2 Financing Corp. LLC
11/22/2034	3.625%	EUR	130,000	147,904
Foundry JV Holdco LLC(a)
01/25/2031	5.500%		60,000	62,190
Gartner, Inc.(a)
10/01/2030	3.750%		300,000	282,344
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%		100,000	102,723
Intel Corp.
08/12/2031	2.000%		50,000	43,306
02/10/2053	5.700%		45,000	41,325
MSCI, Inc.(a)
09/01/2030	3.625%		635,000	605,477
02/15/2031	3.875%		275,000	262,411
11/01/2031	3.625%		345,000	322,085
08/15/2033	3.250%		90,000	79,619
NCR Corp.(a)
04/15/2029	5.125%		110,000	108,728
Open Text Corp.(a)
12/01/2027	6.900%		70,000	72,691
Open Text Holdings, Inc.(a)
12/01/2031	4.125%		35,000	32,239
Oracle Corp.
04/01/2027	2.800%		100,000	97,882
08/03/2028	4.800%		215,000	218,960
Paychex, Inc.
04/15/2032	5.350%		415,000	428,842
Sabre GLBL, Inc.(a)
11/15/2029	10.750%		40,000	38,917
Xerox Corp.(a)
10/15/2030	10.250%		215,000	223,250
Total				6,132,176
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Tobacco 0.2%
Altria Group, Inc.
02/04/2028	4.875%		165,000	167,484
Imperial Brands Finance PLC(a)
06/30/2028	4.500%		540,000	542,943
Philip Morris International, Inc.
06/06/2029	2.750%	EUR	105,000	122,328
Total				832,755
Transportation Services 0.1%
Aurizon Network Pty Ltd.(a)
09/02/2030	2.900%	AUD	250,000	148,204
Heathrow Funding Ltd.(a)
10/08/2030	1.125%	EUR	110,000	116,352
Total				264,556
Whole Business 0.0%
AA Bond Co., Ltd.(a)
01/31/2028	8.450%	GBP	100,000	143,684
Wireless 0.9%
American Tower Corp.
03/15/2030	4.900%		195,000	198,923
06/15/2030	2.100%		175,000	157,348
04/15/2031	2.700%		75,000	68,034
05/16/2031	4.625%	EUR	185,000	231,718
Cellnex Finance Co. SA(a)
09/15/2032	2.000%	EUR	200,000	211,400
Global Switch Finance BV(a)
10/07/2030	1.375%	EUR	150,000	166,833
SBA Communications Corp.
02/15/2027	3.875%		505,000	496,553
02/01/2029	3.125%		475,000	446,431
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%		690,250	694,529
T-Mobile US, Inc.
04/15/2026	2.625%		69,000	68,255
04/15/2027	3.750%		20,000	19,867
02/01/2028	4.750%		118,000	118,239
02/15/2031	2.875%		125,000	114,838
04/15/2031	3.500%		265,000	250,849
03/15/2032	2.700%		220,000	194,883
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%		630,000	581,417
07/15/2031	4.500%	GBP	185,000	227,934
07/15/2031	4.750%		231,000	215,993
04/15/2032	5.625%	EUR	205,000	246,236
Total				4,710,280
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wirelines 0.3%
Altice Financing SA(a)
07/15/2027	9.625%		125,000	116,404
08/15/2029	5.750%		186,000	147,460
Cogent Communications Group LLC/Finance, Inc.(a)
07/01/2032	6.500%		20,000	19,065
Cogent Communications Group, Inc.(a)
06/15/2027	7.000%		90,000	89,691
Consolidated Communications, Inc.(a)
10/01/2028	5.000%		20,000	20,225
10/01/2028	6.500%		110,000	111,937
Front Range BidCo, Inc.(a)
03/01/2027	4.000%		235,000	227,523
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%		391,000	415,225
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%		145,000	151,039
Total				1,298,569
Total Corporate Bonds & Notes (Cost $109,393,028)				110,770,261

Foreign Government Obligations(h),(n) 7.6%

Australia 1.3%
Airservices Australia
11/15/2028	5.400%	AUD	480,000	327,106
05/15/2030	2.200%	AUD	450,000	269,227
NBN Co., Ltd.(a)
08/28/2031	5.000%	AUD	1,070,000	720,139
03/06/2035	5.350%	AUD	570,000	383,556
New South Wales Treasury Corp.(a)
09/20/2035	4.750%	AUD	635,000	411,080
02/20/2036	4.250%	AUD	845,000	520,313
02/20/2037	4.750%	AUD	380,000	240,889
02/24/2038	5.250%	AUD	535,000	350,646
Queensland Treasury Corp.(a)
05/21/2035	3.250%	EUR	200,000	233,171
07/21/2036	5.250%	AUD	955,000	633,113
08/13/2038	5.250%	AUD	335,000	216,670
South Australian Government Financing Authority(a)
05/24/2034	1.750%	AUD	280,000	144,007
Treasury Corp. of Victoria
12/20/2032	4.250%	AUD	510,000	328,983
11/20/2034	2.250%	AUD	215,000	113,107
09/15/2036	4.750%	AUD	980,000	621,235
09/15/2038	5.250%	AUD	540,000	349,742
11/20/2040	5.000%	AUD	430,000	264,302
11/20/2041	2.250%	AUD	405,000	169,773
Total				6,297,059
Foreign Government Obligations(h),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.0%
Republic of Austria Government Bond(a)
02/20/2033	2.900%	EUR	175,000	205,969
Brazil 0.6%
Brazil Notas do Tesouro Nacional Series F
01/01/2027	10.000%	BRL	14,540,000	2,607,628
Brazilian Government International Bond
03/15/2034	6.125%		200,000	201,452
03/15/2035	6.625%		200,000	204,643
Total				3,013,723
Canada 0.5%
Canadian Government Bond
02/01/2026	4.500%	CAD	95,000	69,685
09/01/2029	3.500%	CAD	465,000	346,917
12/01/2030	0.500%	CAD	100,000	64,107
CPPIB Capital, Inc.(a)
12/01/2031	2.250%	CAD	155,000	105,751
Ontario Teachers’ Finance Trust(a)
04/16/2031	2.000%		465,000	418,560
Province of British Columbia
07/06/2033	4.200%		350,000	346,907
Province of Ontario(a)
01/31/2034	3.100%	EUR	185,000	216,254
Province of Ontario
06/02/2045	3.450%	CAD	500,000	308,667
Province of Quebec
09/08/2033	4.500%		436,000	440,428
Total				2,317,276
Chile 0.2%
Corporación Nacional del Cobre de Chile(a)
02/02/2033	5.125%		200,000	196,757
01/26/2036	6.440%		204,000	215,297
11/04/2044	4.875%		490,000	411,260
Total				823,314
Colombia 0.1%
Colombia Government International Bond
04/15/2031	3.125%		580,000	498,525
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%		200,000	211,377
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Foreign Government Obligations(h),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Czech Republic 0.3%
Czech Republic Government Bond
10/24/2034	4.250%	CZK	8,440,000	402,282
05/30/2035	3.500%	CZK	26,950,000	1,209,713
Total				1,611,995
Finland 0.1%
Finland Government Bond(a)
09/15/2033	3.000%	EUR	445,000	524,062
France 0.0%
Electricite de France SA(a)
06/17/2044	4.750%	EUR	100,000	116,004
Germany 0.2%
Bundesrepublik Deutschland Bundesanleihe(a),(d)
08/15/2031	0.000%	EUR	265,000	270,621
05/15/2035	0.000%	EUR	175,000	157,746
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2034	2.200%	EUR	330,000	374,606
Total				802,973
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%		200,000	201,536
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		200,000	170,064
India 0.3%
India Government Bond
04/18/2029	7.100%	INR	77,000,000	896,089
10/07/2029	6.450%	INR	11,000,000	125,312
07/12/2031	6.100%	INR	7,990,000	88,874
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	190,249
Total				1,300,524
Indonesia 1.0%
Indonesia Government International Bond
03/12/2033	1.100%	EUR	100,000	98,610
03/12/2051	3.050%		400,000	262,619
Indonesia Treasury Bond
09/15/2026	8.375%	IDR	4,278,000,000	267,637
04/15/2027	5.125%	IDR	1,504,000,000	91,115
05/15/2028	6.125%	IDR	773,000,000	47,638
08/15/2028	6.375%	IDR	11,991,000,000	745,194
03/15/2029	9.000%	IDR	2,298,000,000	154,338
07/15/2030	6.500%	IDR	6,212,000,000	389,327
02/15/2031	6.500%	IDR	11,637,000,000	727,386
Foreign Government Obligations(h),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
05/15/2031	8.750%	IDR	5,001,000,000	343,552
04/15/2032	6.375%	IDR	12,795,000,000	789,408
05/15/2033	6.625%	IDR	2,025,000,000	125,251
02/15/2034	6.625%	IDR	5,976,000,000	370,145
06/15/2035	7.500%	IDR	3,470,000,000	226,755
PT Pertamina Persero(a)
08/25/2030	3.100%		200,000	187,215
Total				4,826,190
Israel 0.0%
Israel Government International Bond
02/19/2030	5.375%		200,000	205,313
Japan 0.3%
Japan Government Twenty-Year Bond
12/20/2025	2.100%	JPY	207,400,000	1,418,017
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	219,533
Mexico 0.2%
Mexico Government International Bond
05/24/2031	2.659%		248,000	218,405
05/19/2033	4.875%		227,000	216,731
02/12/2034	3.500%		200,000	170,620
02/09/2035	6.350%		200,000	206,802
Total				812,558
New Zealand 0.8%
New Zealand Government Bond
05/15/2032	2.000%	NZD	585,000	305,019
05/15/2034	4.250%	NZD	1,865,000	1,099,795
05/15/2035	4.500%	NZD	1,251,000	746,540
05/15/2036	4.250%	NZD	248,000	143,657
05/15/2041	1.750%	NZD	1,020,000	395,162
New Zealand Government Bond(a)
04/14/2033	3.500%	NZD	1,350,000	763,968
New Zealand Local Government Funding Agency Bond
08/01/2028	4.700%	AUD	295,000	197,610
04/14/2033	3.500%	NZD	352,000	195,196
Total				3,846,947
Norway 0.3%
City of Oslo, Norway
06/11/2029	3.990%	NOK	4,000,000	395,944
Norway Government Bond(a)
05/18/2032	2.125%	NOK	11,195,000	1,002,643
08/15/2033	3.000%	NOK	970,000	90,725
06/12/2035	3.750%	NOK	2,395,000	234,528
Total				1,723,840
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Foreign Government Obligations(h),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Panama 0.0%
Panama Government International Bond
02/14/2035	6.400%		200,000	201,161
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%		200,000	199,845
Philippines 0.7%
Philippine Government Bond
02/28/2029	6.250%	PHP	18,900,000	336,564
05/19/2029	6.500%	PHP	16,650,000	298,050
07/27/2030	6.375%	PHP	47,150,000	845,271
09/15/2032	6.750%	PHP	30,240,000	554,561
04/28/2035	6.375%	PHP	17,560,000	316,058
09/30/2035	8.000%	PHP	9,720,000	195,356
Philippine Government International Bond
05/17/2027	0.875%	EUR	535,000	609,904
05/05/2030	2.457%		300,000	277,014
01/14/2036	6.250%	PHP	10,000,000	172,185
Total				3,604,963
Qatar 0.1%
Qatar Government International Bond(a)
03/14/2049	4.817%		280,000	256,317
Qatar Petroleum(a)
07/12/2031	2.250%		465,000	412,957
Total				669,274
Romania 0.1%
Romanian Government International Bond(a)
03/27/2032	3.625%		200,000	175,612
03/24/2035	5.750%		68,000	64,512
Total				240,124
South Africa 0.1%
Republic of South Africa Government International Bond
06/22/2030	5.875%		200,000	201,321
04/20/2032	5.875%		250,000	247,903
Total				449,224
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
04/16/2050	3.875%		200,000	157,841
Finance Department Government of Sharjah(a)
11/23/2032	6.500%		200,000	213,289
Total				371,130
Foreign Government Obligations(h),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 0.3%
United Kingdom Gilt(a)
07/22/2029	4.125%	GBP	317,000	430,089
10/22/2031	4.000%	GBP	80,000	106,607
01/31/2033	3.250%	GBP	300,000	375,191
07/31/2034	4.250%	GBP	300,000	394,135
Total				1,306,022
Uruguay 0.0%
Uruguay Government International Bond
02/14/2037	5.442%		100,000	103,308
Total Foreign Government Obligations (Cost $38,285,052)				38,291,850

Municipal Bonds 0.2%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2020B
10/01/2035	2.857%		85,000	71,550
Local General Obligation 0.0%
Medina Valley Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2050	4.750%		75,000	73,227
Northwest Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2055	5.000%		115,000	116,178
Total				189,405
Special Non Property Tax 0.2%
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2025
Subordinated Series 2024D
05/01/2050	5.000%		90,000	90,758
Subordinated Series 2025E
11/01/2053	5.000%		360,000	362,105
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2025A
03/15/2054	5.000%		150,000	150,903
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Thruway Authority
Revenue Bonds
Climate Bond Certified
Series 2025
03/15/2056	5.000%	85,000	85,395
Series 2025
03/15/2059	5.000%	130,000	130,299
Total			819,460
Total Municipal Bonds (Cost $1,096,788)			1,080,415

Preferred Stocks 0.6%
Issuer		Shares	Value ($)
Financials 0.6%
Banks 0.6%
Bank of Hawaii Corp.	8.000%	11,850	315,210
Citizens Financial Group, Inc.(k)	6.500%	31,975	806,409
Comerica, Inc.(k)	6.875%	27,575	697,648
First Busey Corp.	8.250%	12,125	305,065
Huntington Bancshares, Inc.	4.500%	25	457
Live Oak Bancshares, Inc.	8.375%	9,100	230,958
UMB Financial Corp.(k)	7.750%	18,525	486,281
Wintrust Financial Corp.(k)	7.875%	10,275	271,363
Total			3,113,391
Total Financials			3,113,391
Total Preferred Stocks (Cost $3,036,067)			3,113,391

Residential Mortgage-Backed Securities - Agency 10.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(b),(g)
CMO Series 2024-98 Class SC
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 12/25/2054	1.602%	878,234	92,188
CMO Series 2024-98 Class SE
30-day Average SOFR + 5.980% Cap 5.980% 12/25/2054	1.632%	581,933	63,755
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-98 Class SG
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 11/25/2054	1.652%	673,621	69,841
CMO Series 2025-49 Class SC
-1.0 x 30-day Average SOFR + 5.200% Cap 5.200% 06/25/2055	0.852%	1,585,083	89,062
Federal Home Loan Mortgage Corp.
03/01/2052	2.000%	775,995	617,843
05/01/2052	2.500%	1,245,330	1,034,717
05/01/2052- 10/01/2052	3.000%	2,398,521	2,081,551
08/01/2052- 10/01/2052	4.000%	1,773,025	1,657,619
10/01/2052	4.500%	1,973,761	1,904,603
06/01/2053- 08/01/2053	5.000%	1,830,996	1,810,612
10/01/2054- 02/01/2055	6.000%	1,995,662	2,052,216
02/01/2055	5.500%	396,439	402,968
Federal Home Loan Mortgage Corp.(g)
STRIPS
03/15/2052	2.000%	2,680,447	361,652
Federal National Mortgage Association
09/01/2051- 05/01/2053	2.500%	1,968,861	1,638,051
12/01/2051- 02/01/2052	2.000%	2,405,245	1,916,904
08/01/2052- 02/01/2053	4.000%	1,223,938	1,144,282
06/01/2053- 08/01/2053	4.500%	3,079,541	2,965,822
02/01/2054- 01/01/2055	5.500%	5,596,409	5,672,210
01/01/2055	6.000%	530,545	549,193
Federal National Mortgage Association(b)
CMO Series 2013-5 Class GF
30-day Average SOFR + 1.214% Floor 1.100%, Cap 5.000% 10/25/2042	5.000%	197,812	192,447
Federal National Mortgage Association(g)
CMO Series 436 Class C32
10/25/2052	2.000%	1,080,799	142,012
STRIPS
11/25/2050- 10/25/2052	2.000%	5,216,542	686,072
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(b),(g)
CMO Series 5468 Class SE
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 10/25/2054	1.002%	1,900,995	151,953
CMO Series 5496 Class S
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 01/25/2055	1.552%	2,155,340	175,549
CMO Series 5512 Class LS
-1.0 x 30-day Average SOFR + 5.896% Cap 5.896% 03/25/2055	1.548%	2,636,695	206,768
CMO Series 5544 Class SD
-1.0 x 30-day Average SOFR + 5.050% Cap 5.050% 06/25/2055	0.702%	2,937,687	204,818
Freddie Mac REMICS(b)
CMO Series 5546B Class AS
-1.5 x 30-day Average SOFR + 10.500% Cap 10.500% 06/25/2055	3.977%	312,370	298,938
CMO Series 5547 Class S
-1.5 x 30-day Average SOFR + 10.575% Cap 10.575% 06/25/2055	4.052%	311,714	298,389
CMO Series 5548B Class S
-1.7 x 30-day Average SOFR + 11.667% Cap 11.667% 06/25/2055	4.419%	313,149	304,383
CMO Series 5549 Class JS
-1.5 x 30-day Average SOFR + 10.500% Cap 10.500% 06/25/2055	3.977%	95,857	91,807
Government National Mortgage Association
08/20/2052- 11/20/2052	4.000%	534,781	503,056
09/20/2052- 10/20/2054	4.500%	2,252,906	2,180,754
Government National Mortgage Association(g)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	447,480	93,655
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-63 Class IO
09/20/2047	4.000%	614,808	112,185
Government National Mortgage Association(b),(g)
CMO Series 2024-151 Class ES
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 09/20/2054	1.055%	1,281,190	73,648
CMO Series 2024-154 Class SB
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 09/20/2054	1.055%	1,399,906	89,931
CMO Series 2024-160 Class KS
-1.0 x 30-day Average SOFR + 5.480% Cap 5.480% 10/20/2054	1.135%	2,838,056	177,020
Government National Mortgage Association TBA(e)
09/23/2054	5.000%	2,525,000	2,499,351
09/22/2055- 10/20/2055	3.500%	2,225,000	2,022,398
09/22/2055	4.000%	1,750,000	1,632,306
09/22/2055	4.500%	1,200,000	1,155,573
09/22/2055	5.500%	3,225,000	3,248,673
Uniform Mortgage-Backed Security TBA(e)
09/15/2055	2.000%	75,000	59,548
09/15/2055	3.000%	200,000	173,242
09/15/2055	4.000%	4,100,000	3,825,500
09/15/2055	4.500%	4,275,000	4,111,300
09/15/2055	5.000%	2,950,000	2,909,076
Total Residential Mortgage-Backed Securities - Agency (Cost $53,045,215)			53,745,441

Residential Mortgage-Backed Securities - Non-Agency 11.9%

ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month Term SOFR + 1.364% Floor 1.250% 06/25/2037	5.687%	560,079	398,227
ACRA Trust(a),(c)
CMO Series 2024-NQM1 Class M1A
10/25/2064	6.191%	640,000	646,388
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	4.102%	142,896	121,820
Alternative Loan Trust(b)
CMO Series 2005-59 Class 1A1
1-month Term SOFR + 0.774% Floor 0.660%, Cap 11.000% 11/20/2035	5.115%	594,724	569,635
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-OH3 Class A1B
1-month Term SOFR + 0.554% Floor 0.440%, Cap 10.000% 09/25/2047	4.877%	362,999	348,501
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month Term SOFR + 2.428% Floor 2.000%, Cap 11.000% 06/25/2045	6.445%	13,261	13,202
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	31,963	31,124
Banc of America Funding Trust(a),(c)
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	4.712%	288,302	287,111
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month Term SOFR + 0.294% Floor 0.180%, Cap 10.500% 10/25/2036	4.797%	232,427	202,299
CMO Series 2006-AR4 Class A1
1-month Term SOFR + 0.534% Floor 0.420%, Cap 10.500% 12/25/2036	4.857%	278,624	272,010
CMO Series 2007-AR3 Class 21A1
1-month Term SOFR + 0.414% Floor 0.300%, Cap 10.500% 04/25/2037	4.746%	249,611	227,064
CMO Series 2007-AR5 Class 2A2
1-month Term SOFR + 0.344% Floor 0.230%, Cap 10.500% 06/25/2037	4.897%	713,970	638,065
Carrington Mortgage Loan Trust(b)
CMO Series 2007-FRE1 Class A3
1-month Term SOFR + 0.374% Floor 0.260%, Cap 14.500% 02/25/2037	4.697%	528,608	508,812
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month Term SOFR + 0.834% Floor 0.720% 01/25/2035	5.157%	10,333	10,330
CIM Trust(a),(c)
CMO Series 2020-R6 Class A1
12/25/2060	2.250%	619,589	555,850
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	807,849	743,621
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	489,261	466,075
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(k)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	603,946	598,434
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2006-AR2 Class 1A1
03/25/2036	5.781%	194,666	145,472
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-WFH3 Class M2
1-month Term SOFR + 0.564% Floor 0.450% 10/25/2036	4.887%	41,959	41,934
COLT Mortgage Loan Trust(a),(c)
CMO Series 2022-5 Class A1
04/25/2067	4.550%	139,832	141,601
CMO Series 2024-7 Class B1
12/26/2069	7.152%	360,000	365,263
COLT Mortgage Loan Trust(a),(k)
CMO Series 2023-1 Class A1
04/25/2068	6.048%	281,713	282,821
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M1
30-day Average SOFR + 1.000% 12/25/2041	5.348%	12,512	12,516
CMO Series 2022-R03 Class 1M1
30-day Average SOFR + 2.100% 03/25/2042	6.448%	11,875	12,059
CMO Series 2022-R04 Class 1M1
30-day Average SOFR + 2.000% 03/25/2042	6.348%	20,908	21,227
CMO Series 2022-R05 Class 2M2
30-day Average SOFR + 3.000% 04/25/2042	7.348%	645,000	661,449
CMO Series 2022-R06 Class 1M1
30-day Average SOFR + 2.750% 05/25/2042	7.098%	44,676	45,595
CMO Series 2022-R09 Class 2M1
30-day Average SOFR + 2.500% 09/25/2042	6.848%	79,518	80,715
CMO Series 2023-R01 Class 1M1
30-day Average SOFR + 2.400% 12/25/2042	6.748%	81,753	83,755
CMO Series 2023-R03 Class 2M2
30-day Average SOFR + 3.900% 04/25/2043	8.248%	285,000	302,124
CMO Series 2023-R06 Class 1M2
30-day Average SOFR + 2.700% 07/25/2043	7.048%	120,000	123,965
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-R02 Class 1M1
30-day Average SOFR + 1.100% Floor 1.100% 02/25/2044	5.448%	236,720	236,770
CMO Series 2025-R02 Class 1M2
30-day Average SOFR + 1.600% Floor 1.600% 02/25/2045	5.948%	355,000	355,778
CMO Series 2025-R04 Class 1M1
30-day Average SOFR + 1.200% 05/25/2045	5.548%	271,006	271,448
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.348%	550,000	576,224
Countrywide Asset-Backed Certificates(b)
CMO Series 2007-13 Class 2A1
1-month Term SOFR + 1.014% Floor 0.900% 10/25/2047	5.337%	113,402	105,403
CMO Series 2007-13 Class 2A2
1-month Term SOFR + 0.914% Floor 0.800% 10/25/2047	5.237%	298,282	278,590
Credit Suisse Mortgage Trust(a),(k)
CMO Series 2019-NQM1 Class A1
10/25/2059	2.656%	5,681	5,608
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	4.118%	1,021,408	1,048,864
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2004-10 Class MV4
1-month Term SOFR + 1.689% Floor 1.575% 12/25/2034	6.012%	678,441	620,885
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	231,875	231,703
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2025-NQM3 Class M1B
08/25/2070	6.451%	520,000	524,576
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	10.548%	80,000	83,432
Federal Home Loan Mortgage Corp.(g)
CMO Series 2023-400 Class C9
03/25/2052	2.000%	459,904	62,295
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF9 Class 2A4
1-month Term SOFR + 0.614% Floor 0.500% 06/25/2036	4.937%	1,200,000	1,105,957
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month Term SOFR + 0.894% Floor 0.780%, Cap 14.000% 02/25/2036	5.217%	150,149	147,707
Flagstar Mortgage Trust(a),(c)
CMO Series 2021-5INV Class A5
07/25/2051	2.500%	939,050	844,027
Freddie Mac STACR Remic Trust(a),(b)
CMO Series 2025-HQA1 Class M1
30-day Average SOFR + 1.150% 02/25/2045	5.498%	287,915	288,174
CMO Series 2025-HQA1 Class M2
30-day Average SOFR + 1.650% 02/25/2045	5.998%	260,000	260,726
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-DNA3 Class M1A
30-day Average SOFR + 2.000% 04/25/2042	6.348%	67,386	68,165
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	6.548%	208,224	210,935
CMO Series 2022-DNA4 Class M1B
30-day Average SOFR + 3.350% 05/25/2042	7.698%	285,000	295,788
CMO Series 2022-DNA7 Class M1A
30-day Average SOFR + 2.500% 03/25/2052	6.848%	51,974	52,596
CMO Series 2022-HQA1 Class M1B
30-day Average SOFR + 3.500% 03/25/2042	7.848%	280,000	289,013
CMO Series 2022-HQA3 Class M1B
30-day Average SOFR + 3.550% 08/25/2042	7.898%	130,000	136,092
CMO Series 2024-HQA1 Class M2
30-day Average SOFR + 2.000% 03/25/2044	6.348%	670,000	677,981
Subordinated CMO Series 2021-HQA3 Class B2
30-day Average SOFR + 6.250% 09/25/2041	10.598%	425,000	441,786
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.498%	146,796	147,751
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fremont Home Loan Trust(b)
CMO Series 2005-D Class M1
1-month Term SOFR + 0.729% Floor 0.615% 11/25/2035	5.052%	628,104	576,920
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class B2
10/25/2068	3.750%	700,000	602,259
GCAT Trust(a),(k)
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	146,485	146,096
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month Term SOFR + 0.774% Floor 0.660% 10/25/2035	5.097%	114,325	112,674
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.795%	359,495	297,970
GS Mortgage-Backed Securities Corp. Trust(a),(c)
CMO Series 2021-PJ4 Class A4
09/25/2051	2.500%	574,065	466,338
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-RPL1 Class M2
07/25/2059	3.703%	800,000	703,621
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month Term SOFR + 0.774% Floor 0.660% 12/25/2035	5.097%	432,202	423,208
CMO Series 2007-FM2 Class A1
1-month Term SOFR + 0.254% Floor 0.140% 01/25/2037	4.577%	689,529	425,494
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200%, Cap 10.500% 08/19/2037	4.668%	411,341	348,001
Home Equity Asset Trust(b)
Series 2005-2 Class M6
1-month Term SOFR + 1.314% Floor 1.200% 07/25/2035	5.637%	479,079	475,213
HomeBanc Mortgage Trust(b)
CMO Series 2005-3 Class M4
1-month Term SOFR + 1.119% Floor 1.005%, Cap 11.500% 07/25/2035	5.107%	602,776	605,923
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSI Asset Securitization Corp. Trust(b)
CMO Series 2005-I1 Class 2A4
1-month Term SOFR + 0.894% Floor 0.780% 11/25/2035	5.217%	373,726	347,471
CMO Series 2006-HE2 Class 1A
1-month Term SOFR + 0.374% Floor 0.260% 12/25/2036	4.697%	1,097,578	406,686
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.000% 10/25/2034	5.137%	17,747	17,716
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month Term SOFR + 0.654% Floor 0.540%, Cap 11.500% 02/25/2037	4.977%	428,954	395,201
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month Term SOFR + 0.554% Floor 0.440% 04/25/2046	4.877%	592,601	537,799
CMO Series 2006-AR2 Class 1A1B
1-month Term SOFR + 0.534% Floor 0.420% 04/25/2046	4.857%	546,285	495,630
JPMorgan Alternative Loan Trust(b)
CMO Series 2006-A1 Class 1A1
1-month Term SOFR + 0.574% Floor 0.460%, Cap 11.500% 03/25/2036	4.897%	197,326	185,262
CMO Series 2007-S1 Class A2
1-month Term SOFR + 0.794% Floor 0.680%, Cap 11.500% 04/25/2047	5.117%	114,533	110,305
JPMorgan Mortgage Acquisition Corp.(b)
CMO Series 2005-OPT2 Class M5
1-month Term SOFR + 1.089% Floor 0.975% 12/25/2035	5.412%	900,000	845,790
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	5.022%	85,186	84,352
CMO Series 2007-HE1 Class AV4
1-month Term SOFR + 0.394% Floor 0.280% 03/25/2047	4.717%	1,032,263	972,689
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2007-CH5 Class M1
1-month Term SOFR + 0.384% Floor 0.270% 06/25/2037	4.707%	309,278	300,401
JPMorgan Mortgage Trust Series(a),(c)
CMO Series 2025-CES1 Class A3
05/25/2055	6.067%	530,000	537,665
Legacy Mortgage Asset Trust(a),(k)
CMO Series 2021-GS5 Class A1
07/25/2067	2.250%	770,488	770,687
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	495,506	222,183
Lehman XS Trust(b)
CMO Series 2006-15 Class A4
1-month Term SOFR + 0.454% Floor 0.340% 10/25/2036	4.777%	577,257	517,466
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	6.173%	390,217	348,663
CMO Series 2007-16N Class 2A2
1-month Term SOFR + 1.814% Floor 1.700% 09/25/2047	6.137%	422,304	379,000
Series 2006-19 Class A3
1-month Term SOFR + 0.614% Floor 0.500% 12/25/2036	4.937%	534,867	505,106
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 2A3
1-month Term SOFR + 0.434% Floor 0.320% 11/25/2036	4.757%	1,727,285	506,669
CMO Series 2006-4 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2036	4.737%	908,708	473,901
Mastr Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month Term SOFR + 1.104% Floor 0.990% 06/25/2035	5.427%	615,085	612,398
MFA Trust(a),(c)
Subordinated CMO Series 2023-INV2 Class B1
10/25/2058	7.942%	650,000	654,869
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2019-GS1 Class B2
07/25/2059	0.000%	800,000	653,020
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month Term SOFR + 0.894% Floor 0.780% 01/25/2035	5.217%	154,411	155,837
CMO Series 2007-HE2 Class A2B
1-month Term SOFR + 0.204% Floor 0.090% 01/25/2037	4.617%	1,106,280	504,411
CMO Series 2007-NC3 Class A2D
1-month Term SOFR + 0.374% Floor 0.260% 05/25/2037	4.697%	577,799	443,501
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-5AR Class 1M6
1-month Term SOFR + 1.239% Floor 1.125% 09/25/2035	5.562%	500,000	491,723
NMLT Trust(a),(c)
CMO Series 2021-INV1 Class A1
05/25/2056	1.185%	764,075	674,304
OBX Trust(a),(c)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	976,052	807,476
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	1,045,449	861,137
Option One Mortgage Loan Trust(b)
CMO Series 2007-5 Class 2A2
1-month Term SOFR + 0.284% Floor 0.170% 05/25/2037	4.607%	765,465	407,321
CMO Series 2007-5 Class 2A3
1-month Term SOFR + 0.344% Floor 0.230% 05/25/2037	4.667%	1,393,600	715,302
Series 2006-3 Class 1A1
1-month Term SOFR + 0.254% Floor 0.140% 02/25/2037	4.717%	820,261	528,370
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	904,010	804,596
PRPM LLC(a),(c)
CMO Series 2024-RPL1 Class A3
12/25/2064	4.189%	700,000	677,912
PRPM LLC(a),(k)
CMO Series 2025-RCF3 Class A3
07/25/2055	5.250%	570,000	560,917
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month Term SOFR + 0.494% Floor 0.380% 07/25/2036	4.817%	241,764	221,977
CMO Series 2007-QH6 Class A1
1-month Term SOFR + 0.494% Floor 0.380% 07/25/2037	4.817%	234,981	219,441
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month Term SOFR + 0.434% Floor 0.320% 01/25/2037	4.757%	494,448	443,135
Series 2007-QO1 Class A1
1-month Term SOFR + 0.414% Floor 0.300% 02/25/2047	4.737%	749,172	674,380
RAMP Trust(b)
CMO Series 2006-RZ2 Class M1
1-month Term SOFR + 0.609% Floor 0.495%, Cap 14.000% 05/25/2036	4.932%	323,163	317,142
RASC Trust(b)
Series 2007-KS1 Class A4
1-month Term SOFR + 0.554% Floor 0.440%, Cap 14.000% 01/25/2037	4.877%	921,587	896,188
RCKT Mortgage Trust(a)
CMO Series 2024-CES3 Class A2
05/25/2044	6.682%	570,000	576,333
RCKT Mortgage Trust(a),(k)
CMO Series 2024-CES8 Class A2
11/25/2044	5.659%	670,000	674,374
RFMSI Trust
CMO Series 2006-S10 Class 1A1
10/25/2036	6.000%	452,294	367,759
Saxon Asset Securities Trust(b)
Series 2007-2 Class A2D
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2047	4.737%	506,515	368,520
SG Residential Mortgage Trust(a),(c)
CMO Series 2021-2 Class A1
12/25/2061	1.737%	750,957	649,008
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month Term SOFR + 0.394% Floor 0.280% 07/25/2036	4.717%	153,265	149,098
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Adjustable Rate Mortgage Loan Trust(b)
Series 2007-4 Class 1A2
1-month Term SOFR + 0.554% Floor 0.440% 05/25/2037	4.877%	668,692	611,462
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month Term SOFR + 0.914% Floor 0.800% 07/25/2034	5.237%	231,393	240,198
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR7 Class A1A
1-month Term SOFR + 0.534% Floor 0.420%, Cap 10.500% 08/25/2036	4.857%	597,904	492,542
CMO Series 2006-AR8 Class A1A
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.500% 10/25/2036	4.837%	243,481	218,173
Structured Asset Securities Corp Mortgage Loan Trust(b)
CMO Series 2005-2XS Class M1
1-month Term SOFR + 0.819% Floor 0.705%, Cap 11.000% 02/25/2035	5.142%	756,186	722,958
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month Term SOFR + 0.854% Floor 0.740%, Cap 11.000% 09/25/2034	5.177%	250,763	235,082
Towd Point Mortgage Trust(a),(c)
CMO Series 2017-4 Class A2
06/25/2057	3.000%	900,000	854,145
CMO Series 2019-2 Class M1
12/25/2058	3.750%	275,000	238,670
CMO Series 2024-CES6 Class M1
11/25/2064	6.102%	620,000	629,284
Series 2018-2 Class M1
03/25/2058	3.500%	900,000	855,158
Subordinated CMO Series 2017-2 Class B1
04/25/2057	4.174%	760,000	731,562
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY3 Class M1
1-month Term SOFR + 1.614% Floor 1.500% 10/25/2059	5.937%	650,000	665,144
Verus Securitization Trust(a),(k)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	126,793	119,577
CMO Series 2022-8 Class A3
09/25/2067	6.127%	74,149	74,337
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	297,928	296,575
CMO Series 2023-4 Class A1
05/25/2068	5.811%	529,237	529,501
CMO Series 2024-1 Class A1
01/25/2069	5.712%	60,972	61,273
Verus Securitization Trust(a),(c)
Subordinated CMO Series 2023-2 Class B1
03/25/2068	7.444%	550,000	550,268
Subordinated CMO Series 2024-2 Class B1
02/25/2069	7.864%	472,000	480,510
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A4
1-month Term SOFR + 0.574% Floor 0.460% 01/25/2037	4.897%	1,017,615	458,989
WaMu Mortgage Pass-Through Certificates(b)
CMO Series 2005-AR8 Class 2AC2
1-month Term SOFR + 1.034% Floor 0.920%, Cap 10.500% 07/25/2045	5.357%	275,317	261,501
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 10.500% 11/25/2045	4.957%	830,258	797,691
CMO Series 2007-OA4 Class 1A
1-year MTA + 0.770% Floor 0.770% 05/25/2047	4.923%	467,615	409,120
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	5.093%	186,847	166,588
Wells Fargo Home Equity Asset-Backed Securities Trust(b)
CMO Series 2007-1 Class A3
1-month Term SOFR + 0.754% Floor 0.640% 03/25/2037	5.077%	900,000	845,589
Wells Fargo Mortgage Backed Securities Trust
CMO Series 2007-7 Class A39
06/25/2037	6.000%	633,927	591,735
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $60,395,284)			59,719,778

Rights 0.1%
Issuer	Shares	Value ($)
Health Care 0.1%
Biotechnology 0.1%
Albireo Pharma, Inc., CVR(f),(i),(o),(p)	37,853	103,172
Concert Pharmaceuticals, Inc., CVR(f),(i),(o),(p)	173,147	81,154
Total		184,326
Health Care Equipment & Supplies 0.0%
Abiomed, Inc., CVR(f),(i),(o),(p)	15,541	24,866
Pharmaceuticals 0.0%
Cincor Pharma, Inc.(f),(i),(o),(p)	44,405	177,620
Total Health Care		386,812
Materials 0.0%
Paper & Forest Products 0.0%
Resolute Forest Products, Inc.(f),(i),(o),(p)	76,222	114,333
Total Materials		114,333
Total Rights (Cost $381,037)		501,145

Senior Loans 2.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Dynasty Acquisition Co., Inc.(b),(q)
Tranche B1 Term Loan
1-month Term SOFR + 2.000% 10/31/2031	6.316%	147,048	147,267
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 10/31/2031	6.316%	55,932	56,016
TransDigm, Inc.(b),(q)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.796%	148,500	148,593
Tranche K Term Loan
3-month Term SOFR + 2.750% 03/22/2030	7.046%	54,312	54,438
Tranche L Term Loan
3-month Term SOFR + 2.500% 01/19/2032	6.796%	148,875	148,969
Total			555,283
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(q)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	6.575%	132,917	132,440
3-month Term SOFR + 3.250% 05/28/2032	7.575%	354,113	355,773
AS Mileage Plan IP Ltd.(b),(q)
Term Loan
3-month Term SOFR + 1.750% 10/15/2031	6.075%	248,125	248,512
JetBlue Airways Corp.(b),(q)
Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 08/27/2029	9.069%	431,737	407,128
United AirLines, Inc.(b),(q)
Tranche B Term Loan
3-month Term SOFR + 2.000% 02/22/2031	6.196%	401,575	401,776
Total			1,545,629
Automotive 0.1%
Clarios Global LP(b),(q)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/28/2032	7.066%	640,000	640,000
Building Materials 0.2%
Quikrete Holdings, Inc.(b),(q)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	6.566%	892,762	892,209
Construction Machinery 0.0%
United Rentals North America, Inc.(b),(q)
Term Loan
1-month Term SOFR + 1.500% 02/14/2031	5.816%	197,500	198,405
Electric 0.2%
Long Ridge Energy LLC(b),(q)
Tranche B Term Loan
3-month Term SOFR + 4.500% 02/19/2032	8.796%	408,975	403,691
NRG Energy, Inc.(b),(q)
Term Loan
3-month Term SOFR + 1.750% 04/16/2031	6.065%	716,269	716,849
Total			1,120,540
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.1%
Clean Harbors, Inc.(b),(q)
Term Loan
1-month Term SOFR + 1.750% 10/08/2028	6.066%	312,340	314,389
Food and Beverage 0.1%
Aramark Intermediate HoldCo Corp.(b),(q)
Tranche B8 Term Loan
3-month Term SOFR + 2.000% 06/22/2030	6.283%	270,984	271,209
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	6.066%	64,000	64,013
Total			335,222
Health Care 0.1%
Medline Borrower LP(b),(q)
Term Loan
1-month Term SOFR + 2.000% 10/23/2030	6.316%	759,709	759,709
Independent Energy 0.1%
Hilcorp Energy I LP(b),(q)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.366%	443,887	443,887
Leisure 0.1%
Formula One Management Ltd.(b),(q)
Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 09/30/2031	6.291%	89,000	88,926
Tranche B Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 09/30/2031	6.296%	179,000	178,852
UFC Holdings LLC(b),(q)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.465%	415,910	416,887
Total			684,665
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(b),(q)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	6.081%	360,000	360,435
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Travel + Leisure Co.(b),(q)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 12/14/2029	6.816%	591,277	592,294
Total			952,729
Other Financial Institutions 0.2%
Opal Bidco SAS(b),(q)
Tranche B2 Term Loan
6-month Term SOFR + 3.250% 04/28/2032	7.435%	760,000	763,800
Other Industry 0.2%
AECOM(b),(q)
Tranche B Term Loan
1-month Term SOFR + 1.750% 04/18/2031	6.066%	440,536	442,945
Gloves Buyer, Inc.(b),(q)
Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 05/21/2032	8.316%	485,000	477,119
Total			920,064
Packaging 0.1%
Clydesdale Acquisition Holdings, Inc.(b),(q),(r),(s)
Delayed Draw Tranche B 1st Lien Term Loan
3-month Term SOFR + 1.625% 04/01/2032	1.803%	7,360	7,351
Clydesdale Acquisition Holdings, Inc.(b),(q)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.250% 04/01/2032	7.566%	420,995	420,452
Total			427,803
Pharmaceuticals 0.0%
Organon & Co.(b),(q)
Term Loan
1-month Term SOFR + 2.250% 05/19/2031	6.573%	145,000	141,013
Restaurants 0.2%
1011778 BC ULC(b),(q)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	6.066%	787,050	783,611
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
KFC Holding Co./Yum! Brands(b),(q)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	6.224%	327,509	328,635
Total			1,112,246
Retailers 0.2%
Great Outdoors Group LLC(b),(q)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.566%	940,275	942,156
Technology 0.4%
CACI International, Inc.(b),(q)
Tranche B Term Loan
1-month Term SOFR + 1.750% 10/30/2031	6.101%	612,112	612,112
Clearwater Analytics LLC(b),(q)
Term Loan
6-month Term SOFR + 2.250% 04/21/2032	6.460%	430,000	430,271
Cloud Software Group, Inc.(b),(q)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	7.476%	512,425	513,598
Kaseya, Inc.(b),(q)
1st Lien Term Loan
1-month Term SOFR + 3.250% 03/20/2032	7.566%	384,038	384,625
Total			1,940,606
Total Senior Loans (Cost $14,729,491)			14,690,355

U.S. Treasury Obligations 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
01/31/2027	1.500%	222,000	215,175
05/31/2027	2.625%	125,000	122,798
05/15/2032	2.875%	220,000	206,663
08/15/2032	2.750%	1,335,000	1,239,464
02/15/2033	3.500%	1,320,000	1,279,575
08/15/2035	4.250%	67,000	67,136
02/15/2042	2.375%	175,000	126,629
11/15/2042	2.750%	590,000	445,727
02/15/2049	3.000%	2,760,000	2,004,450
02/15/2050	2.000%	620,000	357,953
08/15/2052	3.000%	95,000	67,168
02/15/2053	3.625%	500,000	400,234
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(e)
08/31/2027	3.625%	2,865,000	2,873,553
08/31/2030	3.625%	5,645,000	5,611,055
Total U.S. Treasury Obligations (Cost $15,541,121)			15,017,580

Money Market Funds 29.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(t),(u)	147,528,483	147,484,225
Total Money Market Funds (Cost $147,489,871)		147,484,225
Total Investments in Securities (Cost: $510,033,411)		511,963,838
Other Assets & Liabilities, Net		(10,008,414)
Net Assets		501,955,424
At August 31, 2025, securities and/or cash totaling $14,130,605 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
81,855,306 JPY	554,335 USD	Barclays	09/17/2025	—	(3,541)
7,011,469 MXN	367,927 USD	Barclays	09/17/2025	—	(7,175)
3,114,451 SGD	2,433,374 USD	Barclays	09/17/2025	3,273	—
1,733,641 USD	1,478,125 EUR	Barclays	09/17/2025	—	(2,824)
1,346,007 USD	199,121,048 JPY	Barclays	09/17/2025	11,080	—
883,543 USD	16,783,353 MXN	Barclays	09/17/2025	14,339	—
517,223 USD	5,305,467 NOK	Barclays	09/17/2025	10,615	—
928,299 USD	1,194,248 SGD	Barclays	09/17/2025	3,532	—
2,965,000 EUR	3,467,828 USD	Barclays	09/26/2025	—	(6,056)
864,099 USD	741,250 EUR	Barclays	09/26/2025	4,375	—
741,250 EUR	868,533 USD	BNY Capital Markets	09/26/2025	60	—
739,176 EUR	871,726 USD	Citi	09/17/2025	6,185	—
20,903,066 NOK	2,067,468 USD	Citi	09/17/2025	—	(12,168)
1,478,101 NZD	901,140 USD	Citi	09/17/2025	28,693	—
746,774 USD	1,148,689 AUD	Citi	09/17/2025	5,168	—
860,838 USD	739,062 EUR	Citi	09/17/2025	4,571	—
1,809,370 USD	2,321,421 SGD	Citi	09/17/2025	1,957	—
262,483 EUR	306,817 USD	Citi	10/10/2025	—	(995)
358,000 GBP	486,445 USD	Citi	10/10/2025	2,415	—
578,772 GBP	768,688 USD	Goldman Sachs	09/17/2025	—	(13,686)
126,184,564 JPY	855,161 USD	Goldman Sachs	09/17/2025	—	(4,836)
33,712,285 MXN	1,749,911 USD	Goldman Sachs	09/17/2025	—	(53,640)
1,083,821 SGD	852,483 USD	Goldman Sachs	09/17/2025	6,814	—
1,309,306 USD	1,125,237 EUR	Goldman Sachs	09/17/2025	8,296	—
1,538,173 USD	1,147,064 GBP	Goldman Sachs	09/17/2025	12,408	—
691,349 USD	13,139,097 MXN	Goldman Sachs	09/17/2025	11,570	—
450,030 USD	4,551,205 NOK	Goldman Sachs	09/17/2025	2,768	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
928,299 USD	1,190,637 SGD	Goldman Sachs	09/17/2025	714	—
908,973 USD	1,158,776 SGD	Goldman Sachs	09/17/2025	—	(4,819)
1,482,500 EUR	1,732,031 USD	Goldman Sachs	09/26/2025	—	(4,914)
452,101 AUD	298,848 USD	Goldman Sachs	10/10/2025	2,783	—
4,238,303 EUR	4,991,174 USD	Goldman Sachs	10/10/2025	20,930	—
100,566 EUR	117,283 USD	Goldman Sachs	10/10/2025	—	(650)
159,659 GBP	214,343 USD	Goldman Sachs	10/10/2025	—	(1,523)
637,544 USD	540,702 EUR	Goldman Sachs	10/10/2025	—	(3,466)
1,108,764 EUR	1,308,130 USD	HSBC	09/17/2025	9,818	—
3,772,127 SGD	2,960,208 USD	HSBC	09/17/2025	16,946	—
2,610,503 USD	2,250,475 EUR	HSBC	09/17/2025	24,700	—
1,363,459 USD	1,734,981 SGD	HSBC	09/17/2025	—	(9,712)
1,482,500 EUR	1,739,363 USD	HSBC	09/26/2025	2,417	—
138,040,614 KRW	100,000 USD	JPMorgan	09/02/2025	708	—
100,000 USD	138,574,699 KRW	JPMorgan	09/02/2025	—	(324)
543,488 BRL	100,000 USD	JPMorgan	09/03/2025	—	(240)
100,000 USD	563,437 BRL	JPMorgan	09/03/2025	3,920	—
17,537,160 INR	200,000 USD	JPMorgan	09/04/2025	1,228	—
138,768,348 KRW	100,000 USD	JPMorgan	09/04/2025	176	—
200,000 USD	17,408,465 INR	JPMorgan	09/04/2025	—	(2,686)
100,000 USD	138,422,385 KRW	JPMorgan	09/04/2025	—	(424)
1,381,474,135 KRW	1,000,000 USD	JPMorgan	09/05/2025	6,132	—
139,684,617 KRW	100,000 USD	JPMorgan	09/05/2025	—	(493)
1,099,997 USD	1,517,135,181 KRW	JPMorgan	09/05/2025	—	(8,531)
386,423,980 CLP	400,000 USD	JPMorgan	09/08/2025	316	—
812,587,569 COP	200,000 USD	JPMorgan	09/08/2025	—	(2,168)
333,364,120 INR	3,800,000 USD	JPMorgan	09/08/2025	22,257	—
399,999 USD	386,222,216 CLP	JPMorgan	09/08/2025	—	(524)
200,000 USD	821,809,700 COP	JPMorgan	09/08/2025	4,463	—
3,799,992 USD	333,759,415 INR	JPMorgan	09/08/2025	—	(17,770)
1,516,658,000 KRW	1,100,000 USD	JPMorgan	09/11/2025	8,278	—
1,099,997 USD	1,528,322,170 KRW	JPMorgan	09/11/2025	121	—
806,654,155 COP	200,000 USD	JPMorgan	09/12/2025	—	(608)
3,055,084 TWD	100,000 USD	JPMorgan	09/12/2025	—	(34)
200,000 USD	809,856,600 COP	JPMorgan	09/12/2025	1,405	—
100,000 USD	2,978,668 TWD	JPMorgan	09/12/2025	—	(2,467)
402,223,775 COP	100,000 USD	JPMorgan	09/15/2025	2	—
403,716,463 COP	100,000 USD	JPMorgan	09/15/2025	—	(369)
122,856,860 INR	1,400,000 USD	JPMorgan	09/15/2025	8,230	—
277,105,230 KRW	200,000 USD	JPMorgan	09/15/2025	461	—
200,000 USD	813,188,000 COP	JPMorgan	09/15/2025	2,169	—
399,999 USD	11,948,524 TWD	JPMorgan	09/15/2025	—	(8,637)
336,346 AUD	221,419 USD	JPMorgan	09/17/2025	1,244	—
13,633 AUD	8,871 USD	JPMorgan	09/17/2025	—	(54)
2,587,115 EUR	3,049,418 USD	JPMorgan	09/17/2025	20,023	—
749,462 EUR	863,696 USD	JPMorgan	09/17/2025	—	(13,891)
33,323,778 JPY	227,893 USD	JPMorgan	09/17/2025	779	—
6,927,352 MXN	369,479 USD	JPMorgan	09/17/2025	—	(1,123)
836,514 USD	1,286,421 AUD	JPMorgan	09/17/2025	5,589	—
1,312,248 USD	1,125,237 EUR	JPMorgan	09/17/2025	5,354	—
617,742 USD	91,309,385 JPY	JPMorgan	09/17/2025	4,567	—
4,200,000 AUD	3,736,245 CAD	JPMorgan	09/22/2025	—	(26,573)
447,047 AUD	250,000 EUR	JPMorgan	09/22/2025	167	—
4,479,122 AUD	2,500,000 EUR	JPMorgan	09/22/2025	—	(3,998)
5,140,648 AUD	2,500,000 GBP	JPMorgan	09/22/2025	14,214	—
3,600,000 AUD	341,598,360 JPY	JPMorgan	09/22/2025	—	(27,378)
5,800,000 AUD	3,764,997 USD	JPMorgan	09/22/2025	—	(32,062)
359,000 CAD	400,000 AUD	JPMorgan	09/22/2025	222	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
179,819 CAD	200,000 AUD	JPMorgan	09/22/2025	—	(121)
7,771,376 CAD	4,875,000 EUR	JPMorgan	09/22/2025	46,366	—
1,211,432 CAD	750,000 EUR	JPMorgan	09/22/2025	—	(4,408)
2,800,000 CAD	298,406,000 JPY	JPMorgan	09/22/2025	—	(5,794)
2,900,000 CAD	2,115,871 USD	JPMorgan	09/22/2025	2,315	—
4,800,000 CAD	3,485,357 USD	JPMorgan	09/22/2025	—	(12,943)
938,136 CHF	1,000,000 EUR	JPMorgan	09/22/2025	—	(3,877)
250,000 CHF	312,577 USD	JPMorgan	09/22/2025	—	(599)
95,476,594 CLP	100,000 USD	JPMorgan	09/22/2025	1,243	—
386,178,964 CLP	400,000 USD	JPMorgan	09/22/2025	550	—
13,616,554 CNH	1,900,000 USD	JPMorgan	09/22/2025	—	(15,410)
5,250,000 EUR	4,898,586 CHF	JPMorgan	09/22/2025	—	(13,008)
600,000 EUR	520,663 GBP	JPMorgan	09/22/2025	1,057	—
1,000,000 EUR	864,062 GBP	JPMorgan	09/22/2025	—	(3,251)
300,000 EUR	119,469,530 HUF	JPMorgan	09/22/2025	833	—
200,000 EUR	79,420,340 HUF	JPMorgan	09/22/2025	—	(111)
400,000 EUR	1,716,992 PLN	JPMorgan	09/22/2025	2,549	—
100,000 EUR	426,251 PLN	JPMorgan	09/22/2025	—	(185)
4,625,000 EUR	51,666,460 SEK	JPMorgan	09/22/2025	48,162	—
3,250,000 EUR	3,793,686 USD	JPMorgan	09/22/2025	—	(13,141)
750,000 GBP	803,406 CHF	JPMorgan	09/22/2025	—	(7,455)
778,010 GBP	900,000 EUR	JPMorgan	09/22/2025	2,448	—
5,662,060 GBP	6,500,000 EUR	JPMorgan	09/22/2025	—	(40,586)
625,000 GBP	124,148,903 JPY	JPMorgan	09/22/2025	1,688	—
125,000 GBP	24,775,600 JPY	JPMorgan	09/22/2025	—	(32)
812,500 GBP	1,098,873 USD	JPMorgan	09/22/2025	497	—
2,000,000 GBP	2,689,062 USD	JPMorgan	09/22/2025	—	(14,632)
39,670,810 HUF	100,000 EUR	JPMorgan	09/22/2025	172	—
160,747,440 HUF	400,000 EUR	JPMorgan	09/22/2025	—	(5,400)
67,951,720 HUF	200,000 USD	JPMorgan	09/22/2025	—	(342)
1,362,726 ILS	400,000 USD	JPMorgan	09/22/2025	—	(8,315)
61,052,775 INR	700,002 USD	JPMorgan	09/22/2025	8,604	—
21,360,404 JPY	200,000 CAD	JPMorgan	09/22/2025	102	—
546,701,893 JPY	3,000,000 CHF	JPMorgan	09/22/2025	30,061	—
611,912,962 JPY	3,600,000 EUR	JPMorgan	09/22/2025	44,055	—
17,219,918 JPY	100,000 EUR	JPMorgan	09/22/2025	—	(292)
560,999,413 JPY	2,875,000 GBP	JPMorgan	09/22/2025	61,010	—
223,461,184 JPY	1,125,000 GBP	JPMorgan	09/22/2025	—	(2,992)
112,500,000 JPY	764,789 USD	JPMorgan	09/22/2025	—	(2,367)
2,000,000 MXN	107,283 USD	JPMorgan	09/22/2025	343	—
12,500,000 MXN	663,756 USD	JPMorgan	09/22/2025	—	(4,619)
32,675,429 NOK	2,750,000 EUR	JPMorgan	09/22/2025	—	(29,799)
30,500,000 NOK	28,696,468 SEK	JPMorgan	09/22/2025	1,153	—
4,000,000 NOK	3,739,080 SEK	JPMorgan	09/22/2025	—	(2,429)
3,039,633 NOK	300,000 USD	JPMorgan	09/22/2025	—	(2,421)
13,812,793 NZD	12,600,000 AUD	JPMorgan	09/22/2025	94,327	—
1,554,123 NZD	1,400,000 AUD	JPMorgan	09/22/2025	—	(954)
3,800,000 NZD	329,262,236 JPY	JPMorgan	09/22/2025	1,945	—
1,400,000 NZD	120,308,768 JPY	JPMorgan	09/22/2025	—	(6,092)
4,300,000 NZD	2,563,520 USD	JPMorgan	09/22/2025	24,992	—
3,000,000 NZD	1,754,729 USD	JPMorgan	09/22/2025	—	(16,337)
855,250 PLN	200,000 EUR	JPMorgan	09/22/2025	—	(384)
4,785,475 SEK	500,000 USD	JPMorgan	09/22/2025	—	(6,234)
144,447,073 TRY	3,400,000 USD	JPMorgan	09/22/2025	—	(51,937)
1,815,057 USD	2,800,000 AUD	JPMorgan	09/22/2025	18,006	—
524,499 USD	800,000 AUD	JPMorgan	09/22/2025	—	(766)
5,677,540 USD	7,800,000 CAD	JPMorgan	09/22/2025	7,196	—
3,876,454 USD	3,125,000 CHF	JPMorgan	09/22/2025	38,248	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
200,000 USD	193,121,158 CLP	JPMorgan	09/22/2025	—	(242)
12,000,000 USD	85,845,840 CNH	JPMorgan	09/22/2025	75,738	—
200,000 USD	807,390,200 COP	JPMorgan	09/22/2025	580	—
100,000 USD	2,102,304 CZK	JPMorgan	09/22/2025	614	—
4,784,032 USD	4,125,000 EUR	JPMorgan	09/22/2025	47,710	—
1,171,958 USD	1,000,000 EUR	JPMorgan	09/22/2025	—	(626)
6,319,093 USD	4,750,000 GBP	JPMorgan	09/22/2025	102,180	—
762,089 USD	562,500 GBP	JPMorgan	09/22/2025	—	(1,675)
3,600,000 USD	1,247,088,050 HUF	JPMorgan	09/22/2025	76,793	—
100,000 USD	33,836,870 HUF	JPMorgan	09/22/2025	—	(239)
2,000,000 USD	6,865,917 ILS	JPMorgan	09/22/2025	57,244	—
100,000 USD	333,054 ILS	JPMorgan	09/22/2025	—	(207)
1,107,366 USD	162,500,000 JPY	JPMorgan	09/22/2025	749	—
598,058 USD	87,500,000 JPY	JPMorgan	09/22/2025	—	(1,380)
1,477,379 USD	28,000,000 MXN	JPMorgan	09/22/2025	19,781	—
1,043,887 USD	19,500,000 MXN	JPMorgan	09/22/2025	—	(1,222)
3,200,000 USD	32,820,442 NOK	JPMorgan	09/22/2025	65,387	—
1,651,370 USD	2,800,000 NZD	JPMorgan	09/22/2025	1,625	—
3,200,000 USD	11,868,563 PLN	JPMorgan	09/22/2025	56,310	—
2,800,000 USD	27,028,520 SEK	JPMorgan	09/22/2025	59,229	—
7,200,000 USD	9,237,622 SGD	JPMorgan	09/22/2025	10,784	—
1,200,000 USD	50,844,284 TRY	JPMorgan	09/22/2025	15,056	—
4,000,000 USD	71,368,505 ZAR	JPMorgan	09/22/2025	40,670	—
1,300,000 USD	22,853,625 ZAR	JPMorgan	09/22/2025	—	(6,097)
14,159,370 ZAR	800,000 USD	JPMorgan	09/22/2025	—	(1,661)
96,642,896 CLP	100,000 USD	JPMorgan	09/25/2025	35	—
61,067,970 INR	700,002 USD	JPMorgan	09/25/2025	8,531	—
17,426,740 INR	200,000 USD	JPMorgan	09/25/2025	2,678	—
1,019,108 CAD	741,256 USD	JPMorgan	09/26/2025	—	(1,625)
52,558,512 INR	600,001 USD	JPMorgan	09/26/2025	4,912	—
100,000 USD	96,292,665 CLP	JPMorgan	09/26/2025	—	(397)
862,116 USD	741,250 EUR	JPMorgan	09/26/2025	6,357	—
404,114,463 COP	100,000 USD	JPMorgan	09/29/2025	—	(320)
1,526,844,000 KRW	1,100,000 USD	JPMorgan	09/29/2025	—	(861)
100,000 USD	96,092,295 CLP	JPMorgan	09/29/2025	—	(603)
100,000 USD	402,728,000 COP	JPMorgan	09/29/2025	—	(24)
408,174,472 COP	100,000 USD	JPMorgan	09/30/2025	—	(1,317)
334,120,320 INR	3,800,000 USD	JPMorgan	09/30/2025	17,676	—
52,726,448 INR	600,001 USD	JPMorgan	09/30/2025	3,125	—
100,000 USD	3,048,227 TWD	JPMorgan	10/02/2025	21	—
96,325,335 CLP	100,000 USD	JPMorgan	10/03/2025	361	—
752,864 EUR	884,558 USD	Morgan Stanley	09/17/2025	2,989	—
978,723 EUR	1,142,649 USD	Morgan Stanley	09/17/2025	—	(3,391)
622,180 GBP	827,226 USD	Morgan Stanley	09/17/2025	—	(13,826)
31,309,377 JPY	214,166 USD	Morgan Stanley	09/17/2025	780	—
816,575 USD	1,377,799 NZD	Morgan Stanley	09/17/2025	—	(3,331)
990,608 USD	1,269,616 SGD	Morgan Stanley	09/17/2025	30	—
5,010,179 USD	4,284,657 EUR	Morgan Stanley	09/26/2025	9,865	—
899,355 EUR	1,033,498 USD	Royal Bank of Canada	09/17/2025	—	(19,606)
66,925,556 JPY	460,861 USD	Royal Bank of Canada	09/17/2025	4,737	—
1,084,358 SGD	852,483 USD	Royal Bank of Canada	09/17/2025	6,395	—
1,051,865 USD	892,754 EUR	Royal Bank of Canada	09/17/2025	—	(6,491)
475,985 USD	70,003,124 JPY	Royal Bank of Canada	09/17/2025	1,113	—
1,020,642 CAD	741,256 USD	Royal Bank of Canada	09/26/2025	—	(2,744)
741,250 EUR	864,401 USD	Royal Bank of Canada	09/26/2025	—	(4,072)
741,256 USD	1,026,364 CAD	Royal Bank of Canada	09/26/2025	6,914	—
1,725,239 USD	1,482,500 EUR	Royal Bank of Canada	09/26/2025	11,706	—
2,213,681 AUD	1,456,255 USD	Standard Chartered	09/17/2025	7,160	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
749,462 EUR	862,920 USD	Standard Chartered	09/17/2025	—	(14,667)
6,927,352 MXN	368,417 USD	Standard Chartered	09/17/2025	—	(2,184)
1,082,269 SGD	852,483 USD	Standard Chartered	09/17/2025	8,025	—
421,052 USD	63,167,633 JPY	Standard Chartered	09/17/2025	9,460	—
386,582 USD	56,574,362 JPY	Standard Chartered	09/17/2025	—	(1,006)
517,223 USD	5,290,994 NOK	Standard Chartered	09/17/2025	9,175	—
928,299 USD	1,194,781 SGD	Standard Chartered	09/17/2025	3,948	—
422,021 USD	537,820 SGD	Standard Chartered	09/17/2025	—	(2,378)
90,853,150 JPY	633,684 USD	State Street	09/17/2025	14,484	—
54,547,511 JPY	371,661 USD	State Street	09/17/2025	—	(102)
8,282,200 MXN	444,524 USD	State Street	09/17/2025	1,440	—
3,063,325 MXN	162,731 USD	State Street	09/17/2025	—	(1,152)
862,634 USD	739,062 EUR	State Street	09/17/2025	2,775	—
904,685 USD	1,169,208 SGD	State Street	09/17/2025	7,609	—
500,955 GBP	689,284 USD	UBS	09/17/2025	12,102	—
4,078,839 SGD	3,190,202 USD	UBS	09/17/2025	7,622	—
669,901 USD	502,737 GBP	UBS	09/17/2025	9,690	—
450,030 USD	4,557,338 NOK	UBS	09/17/2025	3,378	—
1,809,370 USD	2,322,733 SGD	UBS	09/17/2025	2,980	—
741,256 USD	1,028,244 CAD	UBS	09/26/2025	8,285	—
1,733,478 USD	1,482,500 EUR	UBS	09/26/2025	3,468	—
Total				1,596,650	(651,038)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Aluminum	1	11/2025	USD	65,375	—	(41)
3-Month Aluminum	24	11/2025	USD	1,568,820	28,247	—
3-Month Aluminum	2	11/2025	USD	130,775	—	(20)
3-Month Aluminum	1	11/2025	USD	65,388	—	(29)
3-Month Copper	6	11/2025	USD	1,484,736	30,015	—
3-Month CORRA	1	03/2026	CAD	243,850	—	(198)
3-Month Euro Euribor	41	03/2026	EUR	10,055,250	24,049	—
3-Month Euro Euribor	19	03/2026	EUR	4,659,750	—	(5,197)
3-Month Euro Euribor	71	06/2026	EUR	17,417,188	—	(18,569)
3-Month Euro Euribor	56	06/2027	EUR	13,713,000	9,642	—
3-Month Euro Euribor	4	09/2027	EUR	978,800	500	—
3-Month Euro Euribor	20	06/2028	EUR	4,884,500	—	(2,655)
3-Month Euro Euribor	1	12/2028	EUR	243,975	—	(1)
3-Month Nickel	1	11/2025	USD	92,316	2,462	—
3-Month Nickel	2	11/2025	USD	184,656	2,579	—
3-Month Nickel	2	11/2025	USD	184,680	2,783	—
3-Month Nickel	2	11/2025	USD	184,896	3,839	—
3-Month Nickel	3	11/2025	USD	277,347	5,866	—
3-Month Nickel	5	11/2025	USD	462,510	6,011	—
3-Month Nickel	6	11/2025	USD	555,156	6,854	—
3-Month SOFR	17	09/2026	USD	4,112,088	2,640	—
3-Month Zinc	1	11/2025	USD	70,606	—	(648)
3-Month Zinc	4	11/2025	USD	282,145	4,783	—
3-Month Zinc	3	11/2025	USD	211,425	1,526	—
90-Day AUD Bank Bill	15	09/2026	AUD	14,884,391	1,049	—
Australian 10-Year Bond	61	09/2025	AUD	6,935,676	—	(14,078)
Australian 3-Year Bond	23	09/2025	AUD	2,468,512	—	(5,302)
Australian 3-Year Bond	130	09/2025	AUD	13,952,461	—	(12,090)
Brazilian Real	1	09/2025	USD	18,300	69	—
Brazilian Real	46	09/2025	USD	841,800	—	(1,189)
Brent Crude	1	09/2025	USD	67,480	579	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	1	09/2025	USD	67,480	—	(21)
Brent Crude	4	09/2025	USD	269,920	—	(13,410)
British Pound	41	09/2025	USD	3,462,706	2,574	—
British Pound	1	09/2025	USD	84,456	455	—
British Pound	3	09/2025	USD	253,369	—	(441)
CAC40 Index	6	09/2025	EUR	462,810	—	(7,922)
CAC40 Index	6	09/2025	EUR	462,810	—	(14,890)
Canadian Government 5-Year Bond	2	12/2025	CAD	228,580	450	—
Class III Milk	3	11/2025	USD	107,040	—	(1,167)
Cocoa	1	12/2025	USD	77,100	9,145	—
Cocoa	1	12/2025	USD	77,100	—	(42)
Cocoa	1	03/2026	USD	75,020	—	(4,072)
Cocoa	2	03/2026	GBP	104,640	—	(5,482)
Coffee	3	12/2025	USD	434,363	49,118	—
Coffee	2	12/2025	USD	289,575	5,367	—
Coffee	5	03/2026	USD	701,063	90,776	—
Consumer Discretionary Select Sector Index E-mini	1	09/2025	USD	234,340	—	(1,611)
Consumer Staples Select Sector Index E-mini	3	09/2025	USD	244,260	—	(1,294)
Copper	1	12/2025	USD	248,006	2,215	—
Crude Palm Oil	11	10/2025	MYR	1,195,425	—	(10,066)
Crude Palm Oil	26	11/2025	MYR	2,847,000	—	(26,535)
Crude Palm Oil	30	12/2025	MYR	3,306,000	—	(26,175)
Crude Palm Oil	11	01/2026	MYR	1,216,875	—	(9,025)
DAX Index	1	09/2025	EUR	598,950	6,960	—
DAX Index	3	09/2025	EUR	1,796,850	—	(33,831)
DAX Index Mini	1	09/2025	EUR	119,790	—	(2,132)
DJIA Index E-mini	7	09/2025	USD	1,596,035	45,084	—
DJIA Index E-mini	1	09/2025	USD	228,005	674	—
DJIA Micro E-mini	1	09/2025	USD	22,801	263	—
ECX Emissions EUA	1	12/2025	EUR	72,990	—	(1,192)
Euro FX	43	09/2025	USD	6,294,394	101,170	—
Euro FX	1	09/2025	USD	146,381	492	—
Euro FX Micro E-mini	3	09/2025	USD	43,914	244	—
Euro STOXX 50 Index	2	09/2025	EUR	91,240	2,931	—
Euro STOXX 50 Index	14	09/2025	EUR	750,680	586	—
Euro STOXX 50 Index	2	09/2025	EUR	107,240	—	(1,884)
Euro STOXX 50 Index	16	09/2025	EUR	857,920	—	(7,713)
Euro STOXX Banks Index	53	09/2025	EUR	595,455	73,121	—
Euro/Japanese Yen	1	09/2025	JPY	21,483,750	2,672	—
Euro-BTP	8	09/2025	EUR	962,000	—	(8,432)
Euro-BTP	61	09/2025	EUR	7,335,250	—	(47,539)
Euro-Bund	14	09/2025	EUR	1,813,700	—	(25,867)
Feeder Cattle	15	10/2025	USD	2,733,563	58,316	—
FTSE 100 Index	21	09/2025	GBP	1,935,885	66,471	—
FTSE 100 Index	21	09/2025	GBP	1,935,885	12,860	—
FTSE 100 Index	8	09/2025	GBP	737,480	—	(2,266)
FTSE China A50 Index	102	09/2025	USD	1,528,470	3,166	—
FTSE China A50 Index	7	09/2025	USD	104,895	1,954	—
FTSE China A50 Index	86	09/2025	USD	1,288,710	—	(1,505)
FTSE Taiwan Index	13	09/2025	USD	1,043,120	4,027	—
FTSE Taiwan Index	11	09/2025	USD	882,640	1,888	—
FTSE/JSE Top 40 Index	26	09/2025	ZAR	24,475,100	80,006	—
FTSE/JSE Top 40 Index	9	09/2025	ZAR	8,472,150	16,327	—
FTSE/MIB Index	2	09/2025	EUR	422,480	30,383	—
FTSE/MIB Index	1	09/2025	EUR	211,240	6,244	—
FTSE/MIB Index	3	09/2025	EUR	633,720	—	(11,940)
FTSE/MIB Index Mini	11	09/2025	EUR	464,728	30,217	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Gas Oil	4	10/2025	USD	269,000	7,471	—
Gas Oil	7	10/2025	USD	470,750	—	(17,648)
Gas Oil	3	12/2025	USD	195,300	5,322	—
Gas Oil	2	12/2025	USD	130,200	—	(252)
Gas Oil	1	01/2026	USD	64,625	—	(126)
Gold	6	04/2026	JPY	97,308,000	20,312	—
Gold	17	06/2026	JPY	276,080,000	28,434	—
Gold 100 oz.	5	12/2025	USD	1,758,050	31,866	—
Gold 100 oz.	2	12/2025	USD	703,220	5,467	—
Gold 100 oz.	2	02/2026	USD	708,920	19,497	—
IBEX 35 Index	10	09/2025	EUR	1,496,850	—	(11,993)
IBEX 35 Index	9	09/2025	EUR	1,347,165	—	(16,586)
IBEX 35 Index Mini	1	09/2025	EUR	14,969	—	(432)
IFSC Nifty 50 Index	21	09/2025	USD	1,031,226	—	(16,097)
Industrials Select Sector Index	1	09/2025	USD	153,120	—	(2,511)
JPX-Nikkei Index 400	1	09/2025	JPY	2,752,000	817	—
KLCI Index	8	09/2025	MYR	619,200	—	(2,111)
Korea 3-Year Bond	543	09/2025	KRW	58,285,620,000	44,653	—
KOSPI 200 Index Mini	6	09/2025	KRW	129,180,000	—	(1,213)
Lean Hogs	15	10/2025	USD	570,150	17,097	—
Lean Hogs	14	12/2025	USD	489,440	11,889	—
Lean Hogs	4	12/2025	USD	139,840	1,516	—
Lean Hogs	10	02/2026	USD	358,500	11,408	—
Live Cattle	22	10/2025	USD	2,108,920	291,012	—
Live Cattle	19	12/2025	USD	1,829,890	228,438	—
Live Cattle	13	12/2025	USD	1,252,030	—	(4,818)
Live Cattle	19	02/2026	USD	1,841,100	212,918	—
Live Cattle	10	04/2026	USD	969,800	74,308	—
Materials Select Sector Index E-mini	1	09/2025	USD	97,890	2,669	—
Mexican Peso	107	09/2025	USD	2,863,855	74,524	—
Mexican Peso	2	09/2025	USD	53,530	447	—
Mexican Peso	7	09/2025	USD	187,355	—	(21)
MSCI EAFE Index	17	09/2025	USD	2,312,935	47,244	—
MSCI EAFE Index	15	09/2025	USD	2,040,825	36,158	—
MSCI EAFE Index	5	09/2025	USD	680,275	—	(5,951)
MSCI Emerging Markets Index	57	09/2025	USD	3,604,965	126,326	—
MSCI Emerging Markets Index	9	09/2025	USD	569,205	11,843	—
MSCI Singapore Index	31	09/2025	SGD	1,376,555	—	(4,520)
MSCI Singapore Index	31	09/2025	SGD	1,376,555	—	(5,666)
NASDAQ 100 Index E-mini	4	09/2025	USD	1,876,940	74,557	—
NASDAQ 100 Index E-mini	3	09/2025	USD	1,407,705	—	(8,964)
Nikkei 225 Index	6	09/2025	JPY	256,140,000	95,645	—
Nikkei 225 Index	7	09/2025	JPY	149,432,500	51,880	—
Nikkei 225 Index	4	09/2025	JPY	170,760,000	43,375	—
Nikkei 225 Index	3	09/2025	USD	631,500	30,768	—
Nikkei 225 Index Mini	22	09/2025	JPY	93,918,000	20,817	—
Norwegian Krone	8	09/2025	USD	1,591,600	2,192	—
NY Harbor ULSD Heat Oil	3	09/2025	USD	285,995	8,525	—
NY Harbor ULSD Heat Oil	5	09/2025	USD	476,658	—	(1,447)
NY Harbor ULSD Heat Oil	6	11/2025	USD	565,816	—	(6,104)
OMXS30 Index	24	09/2025	SEK	6,319,800	—	(715)
Palladium	1	12/2025	USD	112,400	—	(682)
Palladium	2	12/2025	USD	224,800	—	(3,245)
Platinum	6	10/2025	USD	411,150	40,101	—
Platinum	3	10/2025	USD	205,575	11,630	—
Platinum	2	10/2025	USD	137,050	—	(409)
Platinum	2	06/2026	JPY	5,866,000	—	(1,992)
Primary Aluminum	7	12/2025	USD	458,019	—	(1,153)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
RBOB Gasoline	1	09/2025	USD	82,694	1,502	—
RBOB Gasoline	1	09/2025	USD	82,694	—	(708)
RBOB Gasoline	5	09/2025	USD	413,469	—	(2,155)
RBOB Gasoline	1	10/2025	USD	80,363	15	—
RBOB Gasoline	2	11/2025	USD	157,391	—	(1,259)
RBOB Gasoline	2	12/2025	USD	155,963	—	(230)
Robusta Coffee	1	01/2026	USD	47,030	—	(101)
Rubber	3	01/2026	JPY	4,732,500	—	(939)
Russell 2000 Index E-mini	11	09/2025	USD	1,303,390	26,145	—
Russell 2000 Index E-mini	7	09/2025	USD	829,430	22,855	—
Russell 2000 Index Micro E-Mini	1	09/2025	USD	11,849	9	—
S&P 500 Index E-mini	9	09/2025	USD	2,912,738	72,993	—
S&P 500 Index E-mini	3	09/2025	USD	970,913	—	(617)
S&P 500 Index Micro E-mini	1	09/2025	USD	32,364	293	—
S&P Mid 400 Index E-mini	2	09/2025	USD	651,700	12,209	—
S&P/TSX 60 Index	15	09/2025	CAD	5,087,100	159,557	—
S&P/TSX 60 Index	9	09/2025	CAD	3,052,260	147,027	—
SGX TSI Iron Ore China 62%	31	10/2025	USD	320,757	8,709	—
SGX TSI Iron Ore China 62%	79	10/2025	USD	817,413	3,785	—
SGX USD/CNH FX	1	09/2025	CNH	712,180	—	(592)
Short Term Euro-BTP	19	09/2025	EUR	2,046,775	—	(9,568)
Short Term Euro-BTP	208	09/2025	EUR	22,406,800	—	(48,935)
Silver	4	12/2025	USD	814,460	53,108	—
Silver	5	12/2025	USD	1,018,075	40,832	—
Silver	4	03/2026	USD	824,040	30,883	—
South African Rand	61	09/2025	USD	1,727,825	15,157	—
South African Rand	2	09/2025	USD	56,650	772	—
Soybean Oil	9	12/2025	USD	281,556	2,635	—
Soybean Oil	5	12/2025	USD	156,420	—	(2,279)
Soybean Oil	19	12/2025	USD	594,396	—	(19,908)
Soybean Oil	6	01/2026	USD	188,712	—	(5,335)
Soybean Oil	2	03/2026	USD	63,240	—	(2,668)
SPI 200 Index	15	09/2025	AUD	3,351,375	92,149	—
SPI 200 Index	24	09/2025	AUD	5,362,200	90,929	—
STOXX 600 Insurance Index	1	09/2025	EUR	24,405	1,171	—
STOXX 600 Insurance Index	1	09/2025	EUR	24,405	—	(827)
STOXX 600 Utilities Index	9	09/2025	EUR	194,985	—	(4,810)
STOXX Europe 600 Bank Index	10	09/2025	EUR	149,525	15,073	—
STOXX Europe 600 Index	59	09/2025	EUR	1,625,745	4,884	—
STOXX Europe 600 Index	12	09/2025	EUR	330,660	991	—
STOXX Europe 600 Index	2	09/2025	EUR	55,110	—	(576)
Swedish Krona	7	09/2025	USD	1,481,200	9,660	—
Swiss Franc	5	09/2025	USD	782,688	6,773	—
Swiss Franc	1	09/2025	USD	156,538	—	(2,758)
Swiss Franc	5	09/2025	USD	782,688	—	(11,152)
Technology Select Sector Index E-mini	2	09/2025	USD	529,200	8,847	—
Thai SET50 Index	95	09/2025	THB	15,184,800	—	(5,172)
TOPIX Index	10	09/2025	JPY	307,250,000	76,206	—
TOPIX Index Mini	17	09/2025	JPY	52,232,500	29,016	—
U.S. Treasury 10-Year Note	62	12/2025	USD	6,975,000	20,159	—
U.S. Treasury 10-Year Note	11	12/2025	USD	1,237,500	3,281	—
U.S. Treasury 2-Year Note	67	12/2025	USD	13,972,117	17,807	—
U.S. Treasury 5-Year Note	153	12/2025	USD	16,748,719	39,917	—
U.S. Treasury 5-Year Note	76	12/2025	USD	8,319,625	16,502	—
White Sugar #5	1	09/2025	USD	24,635	—	(101)
White Sugar #5	6	11/2025	USD	143,310	2,983	—
WIG 20 Index	25	09/2025	PLN	1,404,500	—	(3,364)
WTI Crude	1	09/2025	USD	64,010	—	(72)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
WTI Crude	2	09/2025	USD	128,020	—	(8,208)
Yen Denominated Nikkei 225 Index	2	09/2025	JPY	42,080,000	3,751	—
Yuan Offshore Renminbi	1	09/2025	CNH	711,250	—	(842)
Total					3,569,360	(574,303)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(3)	09/2025	JPY	(41,271,000)	2,057	—
1-Month SOFR	(11)	01/2026	USD	(4,409,061)	1,213	—
3-Month Copper	(1)	11/2025	USD	(247,550)	34	—
3-Month Euro Euribor	(25)	12/2025	EUR	(6,127,500)	972	—
3-Month Euro Euribor	(35)	09/2026	EUR	(8,585,063)	186	—
3-Month Lead	(22)	11/2025	USD	(1,093,472)	—	(11,413)
3-Month Nickel	(3)	10/2025	USD	(276,546)	2,318	—
3-Month Nickel	(1)	10/2025	USD	(92,243)	—	(1,256)
3-Month Nickel	(3)	10/2025	USD	(276,767)	—	(9,718)
3-Month Nickel	(1)	11/2025	USD	(92,304)	—	(1,974)
3-Month Nickel	(2)	11/2025	USD	(184,778)	—	(1,185)
3-Month Nickel	(1)	11/2025	USD	(92,401)	—	(574)
3-Month Nickel	(3)	11/2025	USD	(277,237)	—	(5,358)
3-Month Nickel	(1)	11/2025	USD	(92,436)	—	(2,350)
3-Month Nickel	(4)	11/2025	USD	(369,768)	—	(10,503)
3-Month SOFR	(62)	03/2026	USD	(14,915,650)	—	(16,057)
3-Month SONIA	(67)	03/2026	GBP	(16,105,963)	11,132	—
3-Month Zinc	(1)	11/2025	USD	(70,475)	—	(141)
90-Day AUD Bank Bill	(10)	12/2025	AUD	(9,918,802)	252	—
Australian 3-Year Bond	(3)	09/2025	AUD	(321,980)	—	(16)
Australian Dollar	(4)	09/2025	USD	(261,900)	—	(4,701)
Brent Crude	(3)	09/2025	USD	(202,440)	—	(903)
Brent Crude	(2)	10/2025	USD	(133,780)	—	(862)
Brent Crude	(2)	11/2025	USD	(133,000)	—	(692)
Canadian Dollar	(31)	09/2025	USD	(2,259,900)	—	(20,339)
Canadian Government 10-Year Bond	(13)	12/2025	CAD	(1,566,630)	—	(4,768)
Canadian Government 10-Year Bond	(75)	12/2025	CAD	(9,038,250)	—	(27,990)
Canola	(13)	11/2025	CAD	(162,864)	2,935	—
Canola	(4)	01/2026	CAD	(51,064)	727	—
Cocoa	(1)	12/2025	GBP	(53,020)	3,084	—
Copper	(1)	12/2025	USD	(114,763)	—	(852)
Copper	(2)	03/2026	USD	(232,150)	—	(1,778)
Corn	(10)	12/2025	USD	(210,125)	11,189	—
Corn	(55)	12/2025	USD	(1,155,688)	5,677	—
Corn	(40)	12/2025	USD	(840,500)	—	(17,549)
Corn	(27)	03/2026	USD	(590,963)	16,315	—
Corn	(45)	05/2026	USD	(1,007,438)	8,500	—
Cotton	(17)	12/2025	USD	(565,590)	9,430	—
Cotton	(11)	12/2025	USD	(365,970)	8,299	—
Cotton	(6)	03/2026	USD	(205,320)	2,341	—
Energy Select Sector Index E-mini	(2)	09/2025	USD	(189,120)	—	(9,633)
Euro-Bobl	(23)	09/2025	EUR	(2,701,580)	—	(5,880)
Euro-Bobl	(56)	09/2025	EUR	(6,577,760)	—	(13,006)
Euro-Bobl	(5)	12/2025	EUR	(590,600)	—	(2,564)
Euro-BTP	(18)	09/2025	EUR	(2,164,500)	12,300	—
Euro-Bund	(8)	09/2025	EUR	(1,036,400)	780	—
Euro-Bund	(9)	09/2025	EUR	(1,165,950)	—	(3,886)
Euro-Bund	(37)	09/2025	EUR	(4,793,350)	—	(7,691)
Euro-Bund	(14)	12/2025	EUR	(1,799,420)	—	(8,454)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Buxl 30-Year	(9)	09/2025	EUR	(1,025,640)	33,087	—
Euro-Buxl 30-Year	(7)	09/2025	EUR	(797,720)	10,292	—
Euro-Buxl 30-Year	(4)	09/2025	EUR	(455,840)	—	(2,231)
Euro-Buxl 30-Year	(2)	12/2025	EUR	(226,880)	—	(732)
Euro-OAT	(49)	09/2025	EUR	(5,973,590)	86,171	—
Euro-OAT	(5)	09/2025	EUR	(609,550)	11,491	—
Euro-OAT	(24)	09/2025	EUR	(2,925,840)	11,399	—
Euro-Schatz	(20)	09/2025	EUR	(2,141,200)	—	(19)
Euro-Schatz	(62)	09/2025	EUR	(6,637,720)	—	(1,244)
FCOJ-A	(1)	11/2025	USD	(36,683)	3,178	—
Gas Oil	(2)	11/2025	USD	(132,600)	—	(4,402)
Gold E-micro	(1)	12/2025	USD	(35,161)	—	(1,276)
Hard Red Winter Wheat	(13)	12/2025	USD	(337,838)	18,931	—
Hard Red Winter Wheat	(8)	12/2025	USD	(207,900)	4,756	—
Hard Red Winter Wheat	(58)	12/2025	USD	(1,507,275)	—	(2,223)
Hard Red Winter Wheat	(10)	03/2026	USD	(270,375)	2,902	—
IFSC Nifty 50 Index	(1)	09/2025	USD	(49,106)	1,135	—
Indian Rupee	(49)	09/2025	USD	(1,109,458)	8,833	—
Indian Rupee Standard	(1)	09/2025	USD	(56,645)	654	—
Japanese 10-Year Government Bond	(10)	09/2025	JPY	(1,375,400,000)	51,205	—
Japanese 10-Year Government Bond	(1)	09/2025	JPY	(137,540,000)	—	(549)
Japanese Yen	(1)	09/2025	USD	(85,169)	—	(1,271)
Japanese Yen	(29)	09/2025	USD	(2,469,894)	—	(26,387)
Long Gilt	(44)	12/2025	GBP	(3,982,880)	1,201	—
Long Gilt	(21)	12/2025	GBP	(1,900,920)	—	(2,073)
Lumber	(1)	11/2025	USD	(16,211)	870	—
Maize	(3)	11/2025	EUR	(28,350)	552	—
Milling Wheat	(60)	12/2025	EUR	(582,000)	1,845	—
Milling Wheat	(47)	03/2026	EUR	(472,350)	2,802	—
Milling Wheat	(18)	05/2026	EUR	(185,400)	1,047	—
Natural Gas	(18)	09/2025	USD	(539,460)	51,589	—
Natural Gas	(23)	09/2025	USD	(689,310)	—	(28,867)
Natural Gas	(5)	09/2025	GBP	(120,637)	11,027	—
Natural Gas	(5)	09/2025	GBP	(120,637)	—	(175)
Natural Gas	(7)	10/2025	USD	(233,310)	21,758	—
Natural Gas	(5)	10/2025	GBP	(124,080)	15,856	—
Natural Gas	(6)	11/2025	USD	(234,840)	—	(6,480)
Natural Gas E-mini	(12)	09/2025	USD	(89,910)	—	(4,242)
New Zealand Dollar	(1)	09/2025	USD	(59,045)	818	—
New Zealand Dollar	(25)	09/2025	USD	(1,476,125)	—	(18,089)
Nickel	(3)	12/2025	USD	(278,273)	—	(1,569)
Oat	(2)	12/2025	USD	(33,650)	221	—
Rapeseed	(18)	10/2025	EUR	(416,250)	10,045	—
Rapeseed	(14)	01/2026	EUR	(328,300)	6,795	—
Real Estate Select Sector Index E-mini	(3)	09/2025	USD	(155,363)	—	(2,329)
Rough Rice	(4)	11/2025	USD	(97,360)	5,361	—
Rough Rice	(1)	11/2025	USD	(24,340)	—	(602)
South Korean Won	(1)	09/2025	USD	(17,980)	13	—
Soybean	(1)	11/2025	USD	(52,725)	—	(3,027)
Soybean	(42)	11/2025	USD	(2,214,450)	—	(45,994)
Soybean	(22)	01/2026	USD	(1,179,750)	—	(14,462)
Soybean	(14)	03/2026	USD	(760,900)	1,292	—
Soybean Meal	(22)	12/2025	USD	(635,800)	23,075	—
Soybean Meal	(32)	12/2025	USD	(924,800)	6,728	—
Soybean Meal	(5)	12/2025	USD	(144,500)	—	(3,788)
Soybean Meal	(29)	01/2026	USD	(849,120)	—	(9,145)
Sugar #11	(6)	09/2025	USD	(110,006)	592	—
Sugar #11	(12)	09/2025	USD	(220,013)	—	(1,887)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Sugar #11	(31)	02/2026	USD	(590,587)	3,646	—
Sugar #11	(1)	02/2026	USD	(19,051)	188	—
Sugar #11	(6)	02/2026	USD	(114,307)	—	(294)
U.S. Dollar Index	(24)	09/2025	USD	(2,344,560)	10,891	—
U.S. Long Bond	(5)	12/2025	USD	(571,250)	1,009	—
U.S. Long Bond	(2)	12/2025	USD	(228,500)	—	(521)
U.S. Long Bond	(17)	12/2025	USD	(1,942,250)	—	(2,837)
U.S. Treasury 10-Year Note	(30)	12/2025	USD	(3,375,000)	—	(8,337)
U.S. Treasury 2-Year Note	(22)	12/2025	USD	(4,587,859)	—	(1,597)
U.S. Treasury Ultra 10-Year Note	(20)	12/2025	USD	(2,288,125)	—	(8,159)
U.S. Treasury Ultra 10-Year Note	(174)	12/2025	USD	(19,906,688)	—	(139,481)
U.S. Treasury Ultra Bond	(58)	12/2025	USD	(6,760,625)	18,331	—
U.S. Treasury Ultra Bond	(17)	12/2025	USD	(1,981,563)	4,230	—
Volatility Index	(4)	09/2025	USD	(68,596)	4,816	—
Wheat	(34)	12/2025	USD	(908,225)	24,798	—
Wheat	(33)	12/2025	USD	(881,513)	—	(3,761)
Wheat	(21)	03/2026	USD	(579,600)	3,891	—
Wheat	(7)	05/2026	USD	(196,875)	—	(1,528)
WTI Crude	(2)	09/2025	USD	(128,020)	—	(1,972)
WTI Crude	(1)	10/2025	USD	(63,460)	—	(291)
WTI Crude	(4)	10/2025	USD	(253,840)	—	(6,747)
WTI Crude	(2)	11/2025	USD	(125,980)	—	(2,432)
WTI Crude	(4)	11/2025	USD	(251,960)	—	(6,087)
WTI Crude	(3)	12/2025	USD	(188,100)	—	(3,845)
Total					579,062	(563,045)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2025, the total value of these securities amounted to $148,366,529, which represents 29.56% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2025.

(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued basis.
(f)	Valuation based on significant unobservable inputs.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)	Non-income producing investment.
(j)	Perpetual security with no specified maturity date.
(k)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2025.

(l)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(m)	Represents a security in default.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2025, the total value of these securities amounted to $501,145, which represents 0.10% of total net assets.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Notes to Consolidated Portfolio of Investments (continued)
(p)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2025, the total market value of these securities amounted to $501,145, which represents 0.10% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Abiomed, Inc., CVR	12/21/2022	15,541	—	24,866
Albireo Pharma, Inc., CVR	01/09/2023-01/23/2023	37,853	80,907	103,172
Cincor Pharma, Inc.	01/09/2023-02/23/2023	44,405	135,473	177,620
Concert Pharmaceuticals, Inc., CVR	01/19/2023-03/02/2023	173,147	63,478	81,154
Resolute Forest Products, Inc.	07/06/2022-12/29/2022	76,222	101,179	114,333
			381,037	501,145

(q)
The stated interest rate represents the weighted average interest rate at August 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(r)	Represents a security purchased on a forward commitment basis.
(s)
At August 31, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Clydesdale Acquisition Holdings, Inc. Delayed Draw Tranche B 1st Lien Term Loan 04/01/2032 1.803%	7,139

(t)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(u)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	151,518,200	269,428,869	(273,452,638)	(10,206)	147,484,225	(5,683)	6,302,196	147,528,483
Abbreviation Legend
BNY	Bank of New York
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	22,498,556	405,000	22,903,556
Commercial Mortgage-Backed Securities - Agency	—	891,840	—	891,840
Commercial Mortgage-Backed Securities - Non-Agency	—	34,920,000	—	34,920,000
Common Stocks
Real Estate	—	461	—	461
Total Common Stocks	—	461	—	461
Convertible Bonds	—	6,455,178	—	6,455,178
Convertible Preferred Stocks
Industrials	—	1,089,837	—	1,089,837
Information Technology	—	363,121	—	363,121
Utilities	—	925,404	—	925,404
Total Convertible Preferred Stocks	—	2,378,362	—	2,378,362
Corporate Bonds & Notes	—	110,770,261	—	110,770,261
Foreign Government Obligations	—	38,291,850	—	38,291,850
Municipal Bonds	—	1,080,415	—	1,080,415
Preferred Stocks
Financials	3,113,391	—	—	3,113,391
Total Preferred Stocks	3,113,391	—	—	3,113,391
Residential Mortgage-Backed Securities - Agency	—	53,745,441	—	53,745,441
Residential Mortgage-Backed Securities - Non-Agency	—	59,719,778	—	59,719,778
Rights
Health Care	—	—	386,812	386,812
Materials	—	—	114,333	114,333
Total Rights	—	—	501,145	501,145
Senior Loans	—	14,690,355	—	14,690,355
U.S. Treasury Obligations	—	15,017,580	—	15,017,580
Money Market Funds	147,484,225	—	—	147,484,225
Total Investments in Securities	150,597,616	360,460,077	906,145	511,963,838
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,596,650	—	1,596,650
Futures Contracts	4,148,422	—	—	4,148,422
Liability
Forward Foreign Currency Exchange Contracts	—	(651,038)	—	(651,038)
Futures Contracts	(1,137,348)	—	—	(1,137,348)
Total	153,608,690	361,405,689	906,145	515,920,524
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
August 31, 2025
Fair value measurements   (continued)
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Statement of Assets and Liabilities
August 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $362,543,540)	$364,479,613
Affiliated issuers (cost $147,489,871)	147,484,225
Cash	40,500
Foreign currency (cost $1,005,107)	1,005,798
Cash collateral held at broker for:
Forward foreign currency exchange contracts	1,790,000
Margin deposits on:
Futures contracts	12,340,605
Unrealized appreciation on forward foreign currency exchange contracts	1,596,650
Receivable for:
Investments sold	1,484,175
Investments sold on a delayed delivery basis	9,525,749
Capital shares sold	229,255
Dividends	490,196
Interest	3,453,999
Foreign tax reclaims	35,077
Variation margin for futures contracts	704,947
Prepaid expenses	5,023
Deferred compensation of board members	129,629
Total assets	544,795,441
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	651,038
Payable for:
Investments purchased	537,660
Investments purchased on a delayed delivery basis	40,205,271
Capital shares redeemed	267,648
Variation margin for futures contracts	877,755
Foreign capital gains taxes deferred	13,290
Management services fees	15,141
Transfer agent fees	41,856
Compensation of board members	1,479
Other expenses	66,782
Deferred compensation of board members	162,097
Total liabilities	42,840,017
Net assets applicable to outstanding capital stock	$501,955,424
Represented by
Paid in capital	588,819,853
Total distributable earnings (loss)	(86,864,429)
Total - representing net assets applicable to outstanding capital stock	$501,955,424
Institutional Class
Net assets	$501,955,424
Shares outstanding	54,779,952
Net asset value per share	$9.16
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Statement of Operations
Year Ended August 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$173,205
Dividends — affiliated issuers	6,302,196
Interest	19,011,043
Interfund lending	7,844
Foreign taxes withheld	(88,186)
Total income	25,406,102
Expenses:
Management services fees	5,267,106
Transfer agent fees
Institutional Class	535,071
Custodian fees	81,618
Printing and postage fees	43,615
Registration fees	49,572
Accounting services fees	64,500
Legal fees	23,408
Interest on collateral	2,165
Compensation of chief compliance officer	81
Compensation of board members	15,957
Deferred compensation of board members	6,454
Other	47,767
Total expenses	6,137,314
Net investment income	19,268,788
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,240,671)
Investments — affiliated issuers	(5,683)
Foreign currency translations	947,304
Forward foreign currency exchange contracts	(5,320,936)
Futures contracts	(16,507,791)
Swap contracts	88,259
Net realized loss	(22,039,518)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,778,394
Investments — affiliated issuers	(10,206)
Foreign currency translations	20,033
Forward foreign currency exchange contracts	1,486,350
Futures contracts	121,707
Swap contracts	9,354
Foreign capital gains tax	(13,290)
Net change in unrealized appreciation (depreciation)	4,392,342
Net realized and unrealized loss	(17,647,176)
Net increase in net assets resulting from operations	$1,621,612
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Statement of Changes in Net Assets

	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations
Net investment income	$19,268,788	$18,567,919
Net realized loss	(22,039,518)	(18,534,277)
Net change in unrealized appreciation (depreciation)	4,392,342	17,469,967
Net increase in net assets resulting from operations	1,621,612	17,503,609
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(10,000,535)	(10,963,938)
Total distributions to shareholders	(10,000,535)	(10,963,938)
Increase in net assets from capital stock activity	33,615,933	31,764,125
Total increase in net assets	25,237,010	38,303,796
Net assets at beginning of year	476,718,414	438,414,618
Net assets at end of year	$501,955,424	$476,718,414

	Year Ended		Year Ended
	August 31, 2025		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	13,169,569	119,721,156	12,929,244	120,024,413
Distributions reinvested	1,096,550	10,000,535	1,215,514	10,963,938
Shares redeemed	(10,587,782)	(96,105,758)	(10,732,618)	(99,224,226)
Net increase	3,678,337	33,615,933	3,412,140	31,764,125

Total net increase	3,678,337	33,615,933	3,412,140	31,764,125
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Year Ended August 31,
	2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$9.33	$9.19	$9.79	$9.68	$9.38
Income from investment operations:
Net investment income	0.37	0.38	0.26 (a)	0.05	0.02
Net realized and unrealized gain (loss)	(0.35)	0.00 (b)	(0.16)	0.20	0.36
Total from investment operations	0.02	0.38	0.10	0.25	0.38
Distributions to shareholders
Distributions from net investment income	(0.19)	(0.24)	(0.67)	(0.14)	(0.08)
Distributions from net realized gains	—	—	(0.03)	—	—
Total distributions to shareholders	(0.19)	(0.24)	(0.70)	(0.14)	(0.08)
Net asset value, end of period	$9.16	$9.33	$9.19	$9.79	$9.68
Total return	0.24%	4.18%	1.14%	2.60%	4.12%
Ratios to average net assets
Total gross expenses(c)	1.28%(d)	1.30%(d)	1.31%(d),(e)	1.31%(d),(e)	1.36%(d),(e)
Total net expenses(c),(f)	1.28%(d)	1.30%(d)	1.31%(d),(e)	1.31%(d),(e)	1.36%(d),(e)
Net investment income	4.02%	4.15%	2.75%(a)	0.47%	0.23%
Supplemental data
Net assets, end of period (in thousands)	$501,955	$476,718	$438,415	$534,369	$524,920
Portfolio turnover	126%	141%	200%	171%	203%

Notes to Consolidated Financial Highlights
(a)	Includes income resulting from special dividends. The effect of these amounted to:

Class	Net investment income per share ($)	Net investment income ratio (%)
Year Ended 8/31/2023
Institutional Class	0.01	0.08

(b)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(c)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by:

Class	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021
Institutional Class	—%	—%	0.03%	0.04%	0.10%

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements
August 31, 2025
Note 1. Organization
Multi-Manager Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
ASGM Offshore Fund, Ltd. and ASMF Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At August 31, 2025, each Subsidiary’s financial statement information is as follows:
	ASGM Offshore Fund, Ltd.	ASMF Offshore Fund, Ltd.
% of consolidated fund net assets	0.61%	2.10%
Net assets	$3,044,294	$10,540,589
Net investment income (loss)	143,413	332,205
Net realized gain (loss)	(2,327,378)	(1,250,695)
Net change in unrealized appreciation (depreciation)	(438,457)	320,745
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates, and to group retirement plan recordkeeping platforms that have an agreement with (i) Columbia Management Investment Distributors, Inc. or an affiliate thereof that specifically authorizes the group retirement plan recordkeeper to offer and/or service Institutional 3 Class shares within such platform, provided also that Fund shares are held in an omnibus account and (ii) Wilshire Associates, appointed or serving as investment manager or consultant to the recordkeeper’s group retirement platform. The Fund does not currently offer Institutional 3 Class shares. The Fund offers the share class listed in the Consolidated Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
August 31, 2025
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
August 31, 2025
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
August 31, 2025
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
August 31, 2025
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to generate total return through long and short positions versus the U.S. dollar and to generate alpha. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market, to manage exposure to the commodities, government bonds and currency markets and to generate alpha. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
August 31, 2025
other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to gain exposure to or protect itself from market rate changes and to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2025:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,695,317 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,596,650
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	238,410 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	437,957 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,776,738 *
Total		5,745,072

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
August 31, 2025
Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	191,075 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	651,038
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	87,782 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	456,523 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	401,968 *
Total		1,788,386

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the year ended August 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(3,404,599)	—	(3,404,599)
Equity risk	—	(5,000,965)	—	(5,000,965)
Foreign exchange risk	(5,320,936)	(1,240,678)	—	(6,561,614)
Interest rate risk	—	(6,861,549)	88,259	(6,773,290)
Total	(5,320,936)	(16,507,791)	88,259	(21,740,468)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(118,806)	—	(118,806)
Equity risk	—	134,453	—	134,453
Foreign exchange risk	1,486,350	75,067	—	1,561,417
Interest rate risk	—	30,993	9,354	40,347
Total	1,486,350	121,707	9,354	1,617,411
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended August 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	418,428,838
Futures contracts — short	280,469,023

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	2,152,828	(2,358,934)
Interest rate swap contracts	17,551	(2,751)

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
August 31, 2025
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Consolidated Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage
Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
August 31, 2025
dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Consolidated Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
August 31, 2025
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of August 31, 2025:
	Barclays ($)	BNY Capital Markets ($)	Citi ($)(a)	Citi ($)(a)	Goldman Sachs ($)(a)	Goldman Sachs ($)(a)	HSBC ($)	JPMorgan ($)(a)	JPMorgan ($)(a)	Morgan Stanley ($)	Royal Bank of Canada ($)	Standard Chartered ($)	State Street ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	$47,214	60	2,415	46,574	23,713	42,570	53,881	1,180,180	43,913	13,664	30,865	37,768	26,308	47,525	1,596,650
Liabilities
Forward foreign currency exchange contracts	19,596	-	995	12,168	5,639	81,895	9,712	429,390	16,693	20,548	32,913	20,235	1,254	-	651,038
Total financial and derivative net assets	27,618	60	1,420	34,406	18,074	(39,325)	44,169	750,790	27,220	(6,884)	(2,048)	17,533	25,054	47,525	945,612
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Net amount (c)	$27,618	60	1,420	34,406	18,074	(39,325)	44,169	750,790	27,220	(6,884)	(2,048)	17,533	25,054	47,525	945,612

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
August 31, 2025
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Consolidated Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
August 31, 2025
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Consolidated Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.95% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2025 was 1.10% of the Fund’s average daily net assets.
Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
August 31, 2025
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with AlphaSimplex Group, LLC, Crabel Capital Management, LLC, Manulife Investment Management (US) LLC and TCW Investment Management Company LLC, each of which subadvises a portion of the assets of the Fund. MidOcean Credit Fund Management, L.P. (MidOcean) is expected to begin serving as subadviser to a portion of the Fund’s portfolio in the fourth quarter of 2025. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended August 31, 2025, the Fund’s effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.11

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
August 31, 2025
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2025 (%)
Institutional Class	1.37
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, passive foreign investment company (pfic) holdings, tax straddles, investments in partnerships and/or grantor trusts, investments in certain convertible securities, deemed distributions, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, non-deductible expenses, investments in commodity subsidiaries, swap investments, foreign capital gains tax and miscellaneous adjustments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(5,874,156)	6,028,282	(154,126)
Net investment income (loss) and net realized gains (losses), as disclosed in the Consolidated Statement of Operations, and net assets were not affected by this reclassification.
Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
August 31, 2025
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2025			Year Ended August 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
10,000,535	—	10,000,535	10,963,938	—	10,963,938
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
3,290,260	—	(36,313,421)	(45,498,918)
At August 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
563,336,102	2,577,109	(48,076,027)	(45,498,918)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(1,230,032)	(35,083,389)	(36,313,421)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $463,127,540 and $431,718,761, respectively, for the year ended August 31, 2025, of which $334,705,097 and $305,272,234, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $5,245 for the year ended August 31, 2025.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
August 31, 2025
rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	4,171,429	4.94	14
Interest income earned by the Fund is recorded as Interfund lending in the Consolidated Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances,
Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
August 31, 2025
such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Multi-Manager Alternative Strategies Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Multi-Manager Alternative Strategies Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Multi-Manager Alternative Strategies Fund and its subsidiaries (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2025, the related consolidated statement of operations for the year ended August 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 24, 2025
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Multi-Manager Alternative Strategies Fund  | 2025

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Alternative Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of AlphaSimplex Group, LLC (AlphaSimplex), Crabel Capital Management, LLC (Crabel), Manulife Investment Management (US) LLC (Manulife) and TCW Investment Management Company LLC (TCW) (collectively, the Renewal Subadvisers), the Renewal Subadvisers provide portfolio management and related services for the Fund.
The Fund’s Board of Trustees (the Board) at its June 26, 2025 meeting (the June Meeting), considered the initial approval of the Subadvisory Agreement between the Investment Manager and MidOcean Credit Fund Management, L.P. (MidOcean) with respect to the Fund. At the June Meeting, independent legal counsel (Independent Legal Counsel) to the independent Board members (the Independent Trustees) reviewed with the Board the legal standards for consideration by directors/trustees of advisory and subadvisory agreements and referred to the various written materials and oral presentations received by the Board and its Contracts, Compliance, and Investment Review Committees in connection with the Board’s evaluation of MidOcean’s proposed services.
The Trustees held discussions with the Investment Manager and MidOcean and reviewed and considered various written materials and oral presentations in connection with the evaluation of MidOcean’s proposed services, including the reports from management with respect to the fees and terms of the proposed Subadvisory Agreement and MidOcean’s investment strategy/style and performance and from the Compliance Committee, with respect to the code of ethics and compliance program of MidOcean. In considering the Subadvisory Agreement, the Board reviewed, among other things:
•
Terms of the Subadvisory Agreement;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•
Descriptions of various services proposed to be performed by MidOcean under the Subadvisory Agreement, including portfolio management and portfolio trading practices;
•
Information regarding the experience and resources of MidOcean, including information regarding senior management, portfolio managers, and other personnel;
•
Information regarding the capabilities of MidOcean’s compliance program; and
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including a majority of the Independent Trustees, upon the recommendation of the Investment Manager, unanimously approved the Subadvisory Agreement between the Investment Manager and MidOcean with respect to the Fund on June 26, 2025.
On an annual basis, the Board, including the Independent Trustees, considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by Independent Legal Counsel, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

Multi-Manager Alternative Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board, at the June Meeting, considered the renewal of each of the Advisory Agreements for additional one-year terms (except for the MidOcean Subadvisory Agreement, which was proposed for initial approval).  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement and each of the Subadvisory Agreements, except the MidOcean Subadvisory Agreement (the Renewal Subadvisory Agreements and, together with the Management Agreement, the Renewal Advisory Agreements), which was separately considered for initial approval. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Renewal Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Renewal Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Renewal Subadvisers under the Renewal Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and Renewal Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Renewal Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
When considering the approval of the Subadvisory Agreement with MidOcean, the Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by MidOcean as a subadviser for the Fund, as well as the history, reputation, expertise, resources and capabilities, and the qualifications of the personnel of MidOcean. The Board considered the diligence and selection process undertaken by the Investment Manager to select MidOcean, including the Investment Manager’s rationale for recommending MidOcean, and the process for monitoring MidOcean’s ongoing performance of services for the Fund. The Board observed that MidOcean’s compliance program had
Multi-Manager Alternative Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
been reviewed by the Fund’s Chief Compliance Officer and was determined by him to be reasonably designed to prevent violation of the federal securities laws by the Fund. The Board also observed that information had been presented regarding MidOcean’s ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board also considered the information provided by management regarding the personnel, risk controls, philosophy, and investment processes of MidOcean. The Board also noted the presentation by MidOcean to the Board’s Investment Review Committee.
The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement. Independent Legal Counsel noted that the proposed Subadvisory Agreement was generally similar in scope and form to subadvisory agreements applicable to other subadvised Funds.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund supported the approval of the Subadvisory Agreement with MidOcean.
When considering the renewal of the Renewal Advisory Agreements, the Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers whose agreements were up for renewal, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Renewal Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Renewal Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Renewal Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Renewal Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Renewal Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Renewal Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Renewal Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Renewal Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.

Multi-Manager Alternative Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Renewal Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements up for renewal.
Investment performance
When considering the approval of the Subadvisory Agreement with MidOcean, the Board observed MidOcean’s relevant performance results versus the industry benchmarks, versus the other subadvisers of the Fund and versus peers over various periods, noting competitive results versus peers and industry benchmarks over certain of the 1-,3- and 5-year periods ended December 31,  2024.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of MidOcean, in light of other considerations, supported the approval of the Subadvisory Agreement.
When considering each of the Renewal Advisory Agreements, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of each Renewal Subadviser and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Renewal Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate a Renewal Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Renewal Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of each Renewal Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Renewal Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements up for renewal.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
When considering the approval of the Subadvisory Agreement with MidOcean, the Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to MidOcean would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Trustees observed that management fees, which were not proposed to change, remained within the range of other peers and that the Fund’s expense ratio also remained within the range of other peers.
Additionally, the Board considered the expected decrease in the total profitability of the Investment Manager and its affiliates in connection with the hiring of MidOcean. Because the Subadvisory Agreement was negotiated at arm’s length by the Investment Manager, which is responsible for payments to the subadviser thereunder, the Board did not consider the profitability to MidOcean from its relationship with the Fund.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed level of subadvisory fees, anticipated costs of services provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Subadvisory Agreement with MidOcean.
Multi-Manager Alternative Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
When considering the Renewal Advisory Agreements, the Board reviewed comparative fees and the costs of services provided under each of the Renewal Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Renewal Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Renewal Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements up for renewal.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Renewal Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Renewal Subadviser from its relationship with the Fund.
With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements up for renewal.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.
When considering the approval of the Subadvisory Agreement with MidOcean, the Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board considered, in this regard, the expected decrease in profitability to the Investment Manager from its management agreement with the Fund as a result of the proposed engagement of MidOcean. The Board took into account, in this regard, the significant oversight services provided by the

Multi-Manager Alternative Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Investment Manager to the Fund. The Board also observed that fees to be paid under the Subadvisory Agreement would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund). The Board observed that the Fund’s management agreement with the Investment Manager continues to provide for sharing of economies of scale as management fees decline as assets increase at pre-established breakpoints.
When considering the Renewal Advisory Agreements, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the Subadvisory Agreement with MidOcean and to continue the Management Agreement and each of the Renewal Subadvisory Agreements on June 26, 2025.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Subadvisory Agreement with MidOcean appeared fair and reasonable in light of the services proposed to be provided and approved the Subadvisory Agreement. On June 26, 2025, the Board, including all of the Independent Trustees, also determined that fees payable under each of the Renewal Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Renewal Advisory Agreements.
Multi-Manager Alternative Strategies Fund  | 2025

Multi-Manager Alternative Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN100_08_R01_(10/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Consolidated Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Consolidated Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	October 24, 2025